Diamond Hill Small Cap Fund

Schedule of Investments

September 30, 2021 (Unaudited)

Common Stocks - 97.3%	Shares	Fair Value
Communication Services - 2.0%
Live Nation Entertainment, Inc. (a)	124,718	$11,365,551

Consumer Discretionary - 16.5%
Carter's, Inc.	49,663	4,829,230
Green Brick Partners, Inc. (a)	474,466	9,736,042
Hanesbrands, Inc. (b)	541,629	9,294,354
PROG Holdings, Inc.	194,842	8,185,312
Red Rock Resorts, Inc., Class A (a)(b)	683,035	34,985,053
Vail Resorts, Inc. (a)	61,601	20,577,814
Wolverine World Wide, Inc.	201,578	6,015,088
		93,622,893
Consumer Staples - 10.2%
Cal-Maine Foods, Inc. (b)	544,857	19,702,029
Flowers Foods, Inc.	311,485	7,360,391
Lancaster Colony Corp. (b)	6,977	1,177,787
Post Holdings, Inc. (a)	168,299	18,539,818
Seaboard Corp.	2,741	11,238,073
		58,018,098
Energy - 3.1%
Bonanza Creek Energy, Inc. (b)	211,110	10,112,169
Cimarex Energy Co.	86,162	7,513,326
		17,625,495
Financials - 30.0%
Altabancorp	105,206	4,645,897
Bank OZK	661,901	28,448,505
BankUnited, Inc.	125,000	5,227,500
BOK Financial Corp.	149,339	13,373,308
Cadence BanCorp	455,989	10,013,519
Enstar Group Ltd. (a)	72,540	17,027,314
First Interstate BancSystem, Inc., Class A	171,303	6,896,659
First of Long Island Corp. (The)	147,076	3,029,766
Live Oak Bancshares, Inc. (b)	188,281	11,980,320
Mr. Cooper Group, Inc. (a)	336,487	13,853,170
ProAssurance Corp.	640,922	15,241,125
Reinsurance Group of America, Inc.	44,132	4,910,126

Diamond Hill Small Cap Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Common Stocks - 97.3% (Continued)
Financials - 30.0% (Continued)
RenaissanceRe Holdings Ltd. (b)	28,639	$3,992,277
Sterling Bancorp	1,080,030	26,957,549
Triumph Bancorp, Inc. (a)	50,339	5,040,444
		170,637,479
Health Care - 2.2%
Integer Holdings Corp. (a)	48,983	4,376,141
Natus Medical, Inc. (a)	336,270	8,433,652
		12,809,793
Industrials - 16.6%
Allegiant Travel Co. (a)	56,107	10,967,796
Allied Motion Technologies, Inc.	25,324	792,135
Colfax Corp. (a)(b)	486,060	22,310,154
Concrete Pumping Holdings, Inc. (a)(b)	533,648	4,557,354
Douglas Dynamics, Inc.	190,826	6,926,984
Hyster-Yale Materials Handling, Inc.	30,735	1,544,741
Kirby Corp. (a)	153,852	7,378,742
Sensata Technologies Holding plc (a)	46,185	2,527,243
SPX FLOW, Inc.	158,773	11,606,306
Stericycle, Inc. (a)	122,522	8,327,820
WESCO International, Inc. (a)	150,667	17,374,918
		94,314,193
Information Technology - 4.4%
Broadridge Financial Solutions, Inc.	16,757	2,792,387
Sanmina Corp. (a)	106,895	4,119,733
WNS Holdings Ltd. - ADR (a)	218,864	17,903,075
		24,815,195
Materials - 5.9%
Ashland Global Holdings, Inc. (b)	154,079	13,731,521
Chase Corp.	79,473	8,118,167
Taseko Mines Ltd. (a)(b)	1,999,488	3,779,032
TriMas Corp. (a)	154,117	4,987,226
UFP Technologies, Inc. (a)	46,012	2,833,879
		33,449,825
Real Estate - 4.2%
CubeSmart REIT	274,912	13,319,486
Jones Lang LaSalle, Inc. (a)	14,811	3,674,461
Rayonier, Inc. (b)	192,226	6,858,624
		23,852,571
Utilities - 2.2%
South Jersey Industries, Inc. (b)	309,774	6,585,795

Diamond Hill Small Cap Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Common Stocks - 97.3% (Continued)
Utilities - 2.2% (Continued)
UGI Corp.	140,016	$5,967,482
		12,553,277

Total Common Stocks (Cost $312,156,132)		$553,064,370

Registered Investment Companies - 7.8%	Shares	Fair Value
State Street Institutional US Government Money Market Fund, Premier Class, 0.03% (c)	15,331,772	$15,331,772
State Street Navigator Securities Lending Portfolio I, 0.09% (c)(d)	28,928,660	28,928,660
Total Registered Investment Companies (Cost $44,260,432)		$44,260,432

Total Investment Securities - 105.1% (Cost $356,416,564)		$597,324,802

Liabilities in Excess of Other Assets - (5.1)%		(28,846,336)

Net Assets - 100.0%		$568,478,466

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2021 was $41,113,447.
(c)	The rate shown is the 7-day effective yield as of September 30, 2021.
(d)	This security was purchased with cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $13,473,491.

ADR -	American Depositary Receipt
plc -	Public Limited Company
REIT -	Real Estate Investment Trust

Diamond Hill Small-Mid Cap Fund

Schedule of Investments

September 30, 2021 (Unaudited)

Common Stocks - 94.8%	Shares	Fair Value
Communication Services - 1.2%
Liberty Media Corp. - Liberty Formula One - Series C (a)	505,637	$25,994,798

Consumer Discretionary - 17.8%
Advance Auto Parts, Inc.	83,281	17,396,568
BorgWarner, Inc.	820,640	35,459,854
Hanesbrands, Inc.	2,847,135	48,856,837
NVR, Inc. (a)	10,604	50,836,424
Polaris, Inc. (b)	228,702	27,366,481
PROG Holdings, Inc.	830,297	34,880,777
Red Rock Resorts, Inc., Class A (a)	2,012,461	103,078,252
Vail Resorts, Inc. (a)	129,577	43,285,197
Wolverine World Wide, Inc.	868,692	25,921,769
		387,082,159
Consumer Staples - 8.4%
Cal-Maine Foods, Inc. (b)	1,393,704	50,396,337
Flowers Foods, Inc.	1,315,561	31,086,706
Molson Coors Beverage Co., Class B	236,971	10,990,715
Post Holdings, Inc. (a)	825,057	90,888,279
		183,362,037
Energy - 3.0%
Cimarex Energy Co.	741,902	64,693,854

Financials - 27.2%
Alleghany Corp.(a)	42,258	26,386,318
Bank OZK	1,123,393	48,283,431
BankUnited, Inc.	1,116,410	46,688,266
BOK Financial Corp. (b)	592,353	53,045,211
Brighthouse Financial, Inc. (a)	506,534	22,910,533
Brown & Brown, Inc.	293,683	16,284,722
Cadence BanCorp	682,286	14,983,001
Enstar Group Ltd. (a)	81,212	19,062,893
First Interstate BancSystem, Inc., Class A	555,837	22,377,998
First Republic Bank	185,930	35,862,178
Loews Corp.	551,933	29,765,747
Mr. Cooper Group, Inc. (a)	1,031,706	42,475,336

Diamond Hill Small-Mid Cap Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Common Stocks - 94.8% (Continued)	Shares	Fair Value
Financials - 27.2% (Continued)
ProAssurance Corp.	1,045,543	$24,863,013
Reinsurance Group of America, Inc.	251,716	28,005,922
RenaissanceRe Holdings Ltd.	198,763	27,707,562
Sterling Bancorp	3,343,927	83,464,418
SVB Financial Group (a)	74,111	47,940,924
		590,107,473
Health Care - 1.1%
Boston Scientific Corp. (a)	244,398	10,604,429
Integer Holdings Corp. (a)	160,226	14,314,591
		24,919,020
Industrials - 20.1%
Alaska Air Group, Inc. (a)	198,792	11,649,211
Allegiant Travel Co. (a)	203,968	39,871,665
Colfax Corp. (a)(b)	1,913,881	87,847,138
Gates Industrial Corp. plc (a)	1,697,072	27,611,361
Kirby Corp. (a)	837,340	40,158,826
Sensata Technologies Holding plc (a)	1,068,950	58,492,944
SPX FLOW, Inc.	334,419	24,446,029
Stericycle, Inc. (a)	471,497	32,047,651
WESCO International, Inc. (a)	987,996	113,935,699
		436,060,524
Information Technology - 3.6%
Avnet, Inc.	238,335	8,811,245
Broadridge Financial Solutions, Inc.	65,435	10,904,088
Sanmina Corp. (a)	667,685	25,732,580
WNS Holdings Ltd. - ADR (a)	387,310	31,681,958
		77,129,871
Materials - 1.8%
Ashland Global Holdings, Inc. (b)	448,995	40,014,434

Real Estate - 6.8%
CubeSmart REIT	1,525,381	73,904,710
Douglas Emmett, Inc.	680,993	21,526,189
Jones Lang LaSalle, Inc. (a)	65,694	16,298,025
Rayonier, Inc.	684,873	24,436,269

Diamond Hill Small-Mid Cap Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Common Stocks - 94.8% (Continued)	Shares	Fair Value
Real Estate - 6.8% (Continued)
UDR, Inc.	212,729	$11,270,382
		147,435,575
Utilities - 3.8%
South Jersey Industries, Inc. (b)	1,327,529	28,223,267
UGI Corp.	1,257,626	53,600,020
		81,823,287

Total Common Stocks (Cost $1,392,095,842)		$2,058,623,032

Registered Investment Companies - 8.6%	Shares	Fair Value
Diamond Hill Short Duration Securitized Bond Fund, Class Y (c)	2,692,873	$27,413,449
State Street Institutional US Government Money Market Fund, Premier Class, 0.03% (d)	88,788,387	88,788,387
State Street Navigator Securities Lending Portfolio I, 0.09% (d)(e)	70,148,590	70,148,590
Total Registered Investment Companies (Cost $186,009,962)		$186,350,426

Total Investment Securities - 103.4% (Cost $1,578,105,804)		$2,244,973,458

Liabilities in Excess of Other Assets - (3.4)%		(72,997,976)

Net Assets - 100.0%		$2,171,975,482

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2021 was $110,261,739.

(c)	Affiliated Fund.

Diamond Hill Short Duration Securitized Bond Fund
Value, December 31, 2020	$26,643,319
Purchases	559,063
Change in Unrealized Appreciation (Depreciation)	211,067
Value, September 30, 2021	$27,413,449
Income Distributions	$559,063

(d)	The rate shown is the 7-day effective yield as of September 30, 2021.
(e)	This security was purchased with cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $44,287,887.

ADR -	American Depositary Receipt
plc -	Public Limited Company
REIT -	Real Estate Investment Trust

Diamond Hill Mid Cap Fund

Schedule of Investments

September 30, 2021 (Unaudited)

Common Stocks - 95.3%	Shares	Fair Value
Communication Services - 1.2%
Liberty Media Corp. - Liberty Formula One - Series C (a)	61,882	$3,181,354

Consumer Discretionary - 16.7%
Advance Auto Parts, Inc.	11,184	2,336,226
BorgWarner, Inc.	106,576	4,605,149
Hanesbrands, Inc.	309,486	5,310,780
NVR, Inc. (a)	1,308	6,270,657
Polaris, Inc.	20,986	2,511,185
PROG Holdings, Inc.	73,723	3,097,103
Red Rock Resorts, Inc., Class A (a)	251,150	12,863,903
Vail Resorts, Inc. (a)	16,096	5,376,869
VF Corp.	52,612	3,524,478
		45,896,350
Consumer Staples - 8.0%
Archer-Daniels-Midland Co.	102,137	6,129,241
Flowers Foods, Inc.	115,373	2,726,264
Molson Coors Beverage Co., Class B	47,531	2,204,488
Post Holdings, Inc. (a)	99,454	10,955,853
		22,015,846
Energy - 2.3%
Cimarex Energy Co.	71,483	6,233,318

Financials - 28.0%
Alleghany Corp. (a)	4,846	3,025,891
American International Group, Inc.	128,790	7,069,283
Bank OZK	116,489	5,006,697
BankUnited, Inc.	102,620	4,291,568
BOK Financial Corp.	40,851	3,658,207
Brighthouse Financial, Inc. (a)	67,910	3,071,569
Discover Financial Services	15,810	1,942,259
Enstar Group Ltd. (a)	8,758	2,055,765
First Republic Bank	42,554	8,207,816
Hartford Financial Services Group, Inc. (The)	71,773	5,042,053
Loews Corp.	101,188	5,457,069
Mr. Cooper Group, Inc. (a)	91,954	3,785,746

Diamond Hill Mid Cap Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Common Stocks - 95.3% (Continued)	Shares	Fair Value
Financials - 28.0% (Continued)
Reinsurance Group of America, Inc.	15,609	$1,736,657
RenaissanceRe Holdings Ltd.	16,077	2,241,134
Sterling Bancorp	307,099	7,665,191
SVB Financial Group (a)	13,863	8,967,697
Willis Towers Watson plc	16,266	3,781,194
		77,005,796
Health Care - 1.8%
Boston Scientific Corp. (a)	111,303	4,829,437

Industrials - 16.4%
Alaska Air Group, Inc. (a)	74,772	4,381,639
Colfax Corp. (a)	241,118	11,067,316
Kirby Corp. (a)	98,452	4,721,758
Parker-Hannifin Corp.	21,614	6,043,707
Sensata Technologies Holding plc (a)	112,903	6,178,052
Stericycle, Inc. (a)	61,429	4,175,329
WESCO International, Inc. (a)	73,247	8,446,844
		45,014,645
Information Technology - 5.7%
Avnet, Inc.	32,720	1,209,658
Check Point Software Technologies Ltd. (a)	69,934	7,905,339
Cognizant Technology Solutions Corp., Class A	52,503	3,896,248
NXP Semiconductors NV	13,549	2,653,843
		15,665,088
Materials - 4.1%
Ashland Global Holdings, Inc.	62,880	5,603,866
Freeport-McMoRan, Inc.	177,727	5,781,459
		11,385,325
Real Estate - 7.5%
CubeSmart REIT	185,828	9,003,367
Douglas Emmett, Inc.	92,102	2,911,344
Jones Lang LaSalle, Inc. (a)	8,561	2,123,898
Rayonier, Inc.	45,162	1,611,380
UDR, Inc.	28,488	1,509,294

Diamond Hill Mid Cap Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Common Stocks - 95.3% (Continued)	Shares	Fair Value
Real Estate - 7.5% (Continued)
Weyerhaeuser Co. (a)	100,004	$3,557,142
		20,716,425
Utilities - 3.6%
South Jersey Industries, Inc.	148,950	3,166,677
UGI Corp.	159,361	6,791,966
		9,958,643

Total Common Stocks (Cost $171,544,093)		$261,902,227

Registered Investment Companies - 4.6%	Shares	Fair Value
Diamond Hill Short Duration Securitized Bond Fund, Class Y (b)	164,410	$1,673,695
State Street Institutional US Government Money Market Fund, Premier Class, 0.03% (c)	11,032,659	11,032,659
Total Registered Investment Companies (Cost $12,689,834)		$12,706,354

Total Investment Securities - 99.9% (Cost $184,233,927)		$274,608,581

Other Assets in Excess of Liabilities - 0.1%		137,256

Net Assets - 100.0%		$274,745,837

(a)	Non-income producing security.
(b)	Affiliated Fund.

Diamond Hill Short Duration Securitized Bond Fund
Value, December 31, 2020	$1,626,675
Purchases	34,133
Change in Unrealized Appreciation (Depreciation)	12,887
Value, September 30, 2021	$1,673,695
Income Distributions	$34,133

(c)	The rate shown is the 7-day effective yield as of September 30, 2021.

plc -	Public Limited Company
REIT -	Real Estate Investment Trust
NV -	Naamloze Vennootschap

Diamond Hill Large Cap Fund

Schedule of Investments

September 30, 2021 (Unaudited)

Common Stocks - 97.8%	Shares	Fair Value
Communication Services - 10.5%
Charter Communications, Inc., Class A (a)(b)	246,358	$179,240,227
Comcast Corp., Class A	3,086,440	172,624,589
Facebook, Inc., Class A (b)	854,774	290,101,748
Verizon Communications, Inc.	2,409,691	130,147,411
Walt Disney Co. (The) (b)	2,020,470	341,802,910
Zynga, Inc., Class A (b)	10,722,349	80,739,288
		1,194,656,173
Consumer Discretionary - 12.8%
Booking Holdings, Inc. (b)	84,924	201,598,536
BorgWarner, Inc.	3,057,576	132,117,859
General Motors Co. (b)	5,706,268	300,777,386
Hanesbrands, Inc.	7,485,492	128,451,043
Home Depot, Inc. (The)	689,280	226,263,053
NVR, Inc. (b)	56,066	268,784,889
VF Corp.	3,015,300	201,994,947
		1,459,987,713
Consumer Staples - 9.5%
Archer-Daniels-Midland Co.	2,819,829	169,217,938
Mondelēz International, Inc., Class A	5,002,373	291,038,061
PepsiCo, Inc.	2,060,992	309,993,807
Procter & Gamble Co. (The)	2,250,701	314,648,000
		1,084,897,806
Energy - 2.5%
Chevron Corp.	2,782,113	282,245,364

Financials - 25.8%
American International Group, Inc.	9,779,851	536,816,021
Bank of America Corp.	8,389,923	356,152,231
Berkshire Hathaway, Inc., Class B (b)	1,367,167	373,154,561
Charles Schwab Corp. (The)	2,617,349	190,647,701
First Republic Bank	926,880	178,776,614
Hartford Financial Services Group, Inc. (The)	3,460,102	243,072,166
KKR & Co., Inc.	5,461,620	332,503,426
Marsh & McLennan Cos., Inc.	1,098,472	166,341,615
MetLife, Inc.	460,565	28,430,677

Diamond Hill Large Cap Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Common Stocks - 97.8% (Continued)	Shares	Fair Value
Financials - 25.8% (Continued)
Morgan Stanley	171,192	$16,658,694
Nasdaq, Inc.	601,724	116,144,766
Truist Financial Corp.	4,589,896	269,197,400
Wells Fargo & Co.	2,713,641	125,940,079
		2,933,835,951
Health Care - 12.6%
Abbott Laboratories	3,353,940	396,200,932
AbbVie, Inc.	1,222,418	131,862,230
Gilead Sciences, Inc.	1,469,756	102,662,457
Humana, Inc.	640,693	249,325,681
Medtronic plc	2,501,897	313,612,789
Pfizer, Inc.	5,501,619	236,624,633
		1,430,288,722
Industrials - 7.8%
Carrier Global Corp.	2,637,504	136,517,207
Caterpillar, Inc.	750,213	144,018,390
Deere & Co.	367,845	123,253,824
Honeywell International, Inc.	612,811	130,087,519
L3Harris Technologies, Inc.	645,964	142,267,111
Parker-Hannifin Corp.	749,936	209,697,104
		885,841,155
Information Technology - 6.8%
Cognizant Technology Solutions Corp., Class A	3,288,192	244,016,728
Fidelity National Information Services, Inc.	1,911,880	232,637,558
Texas Instruments, Inc.	783,124	150,524,264
Visa, Inc., Class A (a)	659,297	146,858,407
		774,036,957
Materials - 4.7%
Freeport-McMoRan, Inc.	7,313,487	237,907,732
Linde plc	591,073	173,408,997
Sherwin-Williams Co. (The)	466,095	130,380,754
		541,697,483
Real Estate - 3.6%
Public Storage REIT	463,898	137,824,096
SBA Communications Corp.	278,250	91,981,103

Diamond Hill Large Cap Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Common Stocks - 97.8% (Continued)	Shares	Fair Value
Real Estate - 3.6% (Continued)
Weyerhaeuser Co. (b)	5,046,312	$179,497,318
		409,302,517
Utilities - 1.2%
Dominion Energy, Inc.	1,925,663	140,611,912

Total Common Stocks (Cost $8,090,545,261)		$11,137,401,753

Registered Investment Companies - 2.2%	Shares	Fair Value
State Street Institutional US Government Money Market Fund, Premier Class, 0.03% (c) (Cost $250,612,739)	250,612,739	$250,612,739

Total Investment Securities - 100.0% (Cost $8,341,158,000)		$11,388,014,492

Liabilities in Excess of Other Assets - (0.0)% (d)		(1,472,529)

Net Assets - 100.0%		$11,386,541,963

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2021 was $147,104,340. Securities on loan are collateralized by various U.S. Treasury and government agency securities in the amount of $152,354,202.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of September 30, 2021.
(d)	Percentage rounds to less than 0.1%.

plc -	Public Limited Company
REIT -	Real Estate Investment Trust

Diamond Hill Large Cap Concentrated Fund

Schedule of Investments

September 30, 2021 (Unaudited)

Common Stocks - 97.0%	Shares	Fair Value
Communication Services - 10.4%
Facebook, Inc., Class A (a)	1,941	$658,756
Walt Disney Co. (The) (a)	4,667	789,516
		1,448,272
Consumer Discretionary - 12.7%
General Motors Co. (a)	12,198	642,957
NVR, Inc. (a)	136	651,995
VF Corp.	7,009	469,533
		1,764,485
Consumer Staples - 9.8%
Mondelēz International, Inc., Class A	11,116	646,729
PepsiCo, Inc.	4,733	711,891
		1,358,620
Energy - 4.9%
Chevron Corp.	6,717	681,440

Financials - 29.7%
American International Group, Inc.	22,156	1,216,143
Bank of America Corp.	16,836	714,688
Berkshire Hathaway, Inc., Class B (a)	3,055	833,832
KKR & Co., Inc.	11,846	721,184
Truist Financial Corp.	10,821	634,652
		4,120,499
Health Care - 13.9%
Abbott Laboratories (b)	6,756	798,086
Humana, Inc.	1,394	542,475
Pfizer, Inc.	13,573	583,775
		1,924,336
Industrials - 3.7%
Parker-Hannifin Corp.	1,846	516,178

Information Technology - 7.9%
Cognizant Technology Solutions Corp., Class A	7,597	563,773
Fidelity National Information Services, Inc.	4,421	537,947
		1,101,720

Diamond Hill Large Cap Concentrated Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Common Stocks - 97.0% (Continued)	Shares	Fair Value
Materials - 4.0%
Freeport-McMoRan, Inc.	16,940	$551,058

Total Common Stocks (Cost $12,901,522)		$13,466,608

Registered Investment Companies - 2.9%	Shares	Fair Value
State Street Institutional US Government Money Market Fund, Premier Class, 0.03% (c)	400,812	$400,812
State Street Navigator Securities Lending Portfolio I, 0.09% (c)(d)	122	122
Total Registered Investment Companies (Cost $400,934)		$400,934

Total Investment Securities - 99.9% (Cost $13,302,456)		$13,867,542

Other Assets in Excess of Liabilities - 0.1%		10,578

Net Assets - 100.0%		$13,878,120

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2021 was $118.
(c)	The rate shown is the 7-day effective yield as of September 30, 2021.
(d)	This security was purchased with cash collateral held from securities on loan.

Diamond Hill All Cap Select Fund

Schedule of Investments

September 30, 2021 (Unaudited)

Common Stocks - 97.9%	Shares	Fair Value
Communication Services - 5.4%
Facebook, Inc., Class A (a)	34,980	$11,871,862
Walt Disney Co. (The) (a)	37,995	6,427,614
		18,299,476
Consumer Discretionary - 13.1%
Hanesbrands, Inc.	1,111,331	19,070,440
Red Rock Resorts, Inc., Class A (a)	318,318	16,304,248
VF Corp.	141,720	9,493,823
		44,868,511
Consumer Staples - 8.3%
Mondelēz International, Inc., Class A	138,624	8,065,144
Post Holdings, Inc. (a)	89,183	9,824,399
Seaboard Corp.	2,557	10,483,674
		28,373,217
Financials - 33.3%
Alleghany Corp. (a)	11,206	6,997,138
American International Group, Inc.	427,433	23,461,797
Bank OZK	186,599	8,020,025
Berkshire Hathaway, Inc., Class B (a)	62,025	16,929,104
Cadence BanCorp	400,587	8,796,891
KKR & Co., Inc.	246,018	14,977,576
Mr. Cooper Group, Inc. (a)	581,612	23,944,966
Sterling Bancorp	421,090	10,510,406
		113,637,903
Health Care - 8.8%
AbbVie, Inc.	71,292	7,690,268
Boston Scientific Corp. (a)	154,851	6,718,985
Humana, Inc.	17,178	6,684,819
Pfizer, Inc.	208,879	8,983,886
		30,077,958
Industrials - 18.9%
Cimpress plc (a)	124,358	10,798,005
Colfax Corp. (a)	268,741	12,335,212
Kirby Corp. (a)	256,430	12,298,383
Sensata Technologies Holding plc (a)	93,758	5,130,438

Diamond Hill All Cap Select Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Common Stocks - 97.9% (Continued)	Shares	Fair Value
Industrials - 18.9% (Continued)
WESCO International, Inc. (a)	206,412	$23,803,432
		64,365,470
Information Technology - 4.4%
Cognizant Technology Solutions Corp., Class A	103,345	7,669,232
Fidelity National Information Services, Inc.	61,502	7,483,563
		15,152,795
Materials - 3.8%
Ashland Global Holdings, Inc.	47,848	4,264,214
Freeport-McMoRan, Inc.	266,228	8,660,397
		12,924,611
Utilities - 1.9%
UGI Corp.	151,590	6,460,766

Total Common Stocks (Cost $215,942,587)		$334,160,707

Registered Investment Companies - 2.3%	Shares	Fair Value
State Street Institutional US Government Money Market Fund, Premier Class, 0.03% (b) (Cost $7,929,316)	7,929,316	$7,929,316

Total Investment Securities - 100.2% (Cost $223,871,903)		$342,090,023

Liabilities in Excess of Other Assets - (0.2)%		(627,246)

Net Assets - 100.0%		$341,462,777

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2021.

plc -	Public Limited Company

Diamond Hill Long-Short Fund

Schedule of Investments

September 30, 2021 (Unaudited)

Common Stocks - 88.7%	Shares	Fair Value
Communication Services - 11.7%
Alphabet, Inc., Class A (a)	26,025	$69,578,358
Comcast Corp., Class A (b)	747,074	41,783,849
Facebook, Inc., Class A (a)	197,034	66,871,369
Verizon Communications, Inc. (b)	406,875	21,975,319
Walt Disney Co. (The) (a)(b)	238,544	40,354,488
		240,563,383
Consumer Discretionary - 6.7%
Booking Holdings, Inc. (a)	12,555	29,803,938
BorgWarner, Inc. (b)	362,933	15,682,335
Hanesbrands, Inc. (b)	1,690,370	29,006,749
TJX Cos., Inc. (The) (c)	419,131	27,654,263
VF Corp. (b)	541,239	36,257,601
		138,404,886
Consumer Staples - 4.7%
Archer-Daniels-Midland Co. (b)	645,673	38,746,837
Constellation Brands, Inc., Class A (b)	123,324	25,983,134
Mondelēz International, Inc., Class A (b)	562,520	32,727,414
		97,457,385
Energy - 3.4%
Chevron Corp. (b)	403,444	40,929,394
Cimarex Energy Co.	335,114	29,221,941
		70,151,335
Financials - 27.0%
American International Group, Inc. (b)	1,552,560	85,220,018
Bank of America Corp. (c)	824,050	34,980,923
Bank OZK (b)(c)	479,265	20,598,810
Berkshire Hathaway, Inc., Class B (a)	222,904	60,839,418
Charles Schwab Corp. (The) (b)	398,744	29,044,513
Citigroup, Inc. (b)(c)	815,136	57,206,244
First Republic Bank (b)(c)	75,460	14,554,725
Hartford Financial Services Group, Inc. (The)	644,926	45,306,052
KKR & Co., Inc. (b)	877,635	53,430,419
MetLife, Inc. (b)	485,429	29,965,532
Morgan Stanley	232,962	22,669,532
SVB Financial Group (a)(c)	36,609	23,681,630

Diamond Hill Long-Short Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Common Stocks - 88.7% (Continued)	Shares	Fair Value
Financials - 27.0% (Continued)
Truist Financial Corp. (b)(c)	862,195	$50,567,737
Wells Fargo & Co. (b)(c)	611,123	28,362,218
		556,427,771
Health Care - 11.1%
Abbott Laboratories (b)	293,177	34,632,999
AbbVie, Inc. (b)	195,266	21,063,343
CVS Health Corp. (b)	365,599	31,024,731
Humana, Inc.	118,760	46,215,454
Medtronic plc (b)	329,019	41,242,532
Perrigo Co. plc (b)	493,484	23,356,598
Pfizer, Inc. (b)	734,435	31,588,049
		229,123,706
Industrials - 9.3%
Alaska Air Group, Inc. (a)	447,223	26,207,268
Colfax Corp. (a)(b)	456,967	20,974,785
Johnson Controls International plc	131,665	8,963,753
Kirby Corp. (a)(b)	870,673	41,757,477
L3Harris Technologies, Inc. (b)	122,230	26,919,935
Parker-Hannifin Corp. (b)	113,111	31,628,098
Sensata Technologies Holding plc (a)(b)	656,323	35,913,995
		192,365,311
Information Technology - 10.4%
Cognizant Technology Solutions Corp., Class A (c)	589,130	43,719,337
Fidelity National Information Services, Inc. (b)(c)	371,256	45,174,430
Microsoft Corp. (c)	172,477	48,624,716
Texas Instruments, Inc.	150,951	29,014,292
Visa, Inc., Class A (b)(c)	111,992	24,946,218
WNS Holdings Ltd. - ADR (a)(c)	280,581	22,951,526
		214,430,519
Materials - 3.0%
Ashland Global Holdings, Inc. (b)	273,694	24,391,609
Freeport-McMoRan, Inc. (b)	845,924	27,517,908
Sherwin-Williams Co. (The) (b)	34,754	9,721,736
		61,631,253

Diamond Hill Long-Short Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Common Stocks - 88.7% (Continued)	Shares	Fair Value
Utilities - 1.4%
Dominion Energy, Inc. (b)	380,085	$27,753,807

Total Common Stocks (Cost $1,064,397,095)		$1,828,309,356

Registered Investment Companies - 30.5%	Shares	Fair Value
Diamond Hill Short Duration Securitized Bond Fund, Class Y (d)	3,027,821	$30,823,215
State Street Institutional US Government Money Market Fund, Premier Class, 0.03% (e)	178,314,113	178,314,113
State Street Navigator Securities Lending Portfolio I, 0.09% (e)(f)	420,421,294	420,421,294
Total Registered Investment Companies (Cost $629,105,104)		$629,558,622

Total Investment Securities - 119.2% (Cost $1,693,502,199)		$2,457,867,978

Segregated Cash With Custodian - 31.0%		639,337,057

Investments Sold Short - (29.7)% (Proceeds $525,237,710)		(611,836,196)

Liabilities in Excess of Other Assets - (20.5)%		(422,996,977)

Net Assets - 100.0%		$2,062,371,862

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2021 was $403,250,646.
(c)	All or a portion of the shares have been pledged as collateral for open short positions.

(d)	Affiliated Fund.

Diamond Hill Short Duration Securitized Bond Fund
Value, December 31, 2020	$34,836,878
Purchases	700,537
Sales	(5,000,000)
Realized Gains	62,759
Change in Unrealized Appreciation (Depreciation)	223,041
Value, September 30, 2021	$30,823,215
Income Distributions	$700,537

(e)	The rate shown is the 7-day effective yield as of September 30, 2021.
(f)	This security was purchased with cash collateral held from securities on loan.

ADR -	American Depositary Receipt
plc -	Public Limited Company

Diamond Hill Long-Short Fund

Schedule of Investments Sold Short

September 30, 2021 (Unaudited)

Common Stocks - 29.7%	Shares	Fair Value
Communication Services - 1.0%
Cogent Communications Holdings, Inc.	276,595	$19,593,990

Consumer Discretionary - 7.2%
Best Buy Co., Inc.	242,781	25,664,380
CarMax, Inc.	155,550	19,904,178
Dick's Sporting Goods, Inc.	170,041	20,365,811
Grand Canyon Education, Inc.	147,112	12,939,972
Macy's, Inc.	842,065	19,030,669
Tesla, Inc.	30,589	23,721,158
Under Armour, Inc., Class A	341,409	6,889,634
Whirlpool Corp.	97,445	19,865,138
		148,380,940
Consumer Staples - 3.0%
Boston Beer Co., Inc. (The), Class A	6,873	3,503,512
Brown-Forman Corp., Class B	476,330	31,918,873
WD-40 Co.	111,502	25,810,483
		61,232,868
Financials - 3.6%
Bank of Hawaii Corp.	106,880	8,782,330
Blackstone Mortgage Trust, Inc., Class A	447,490	13,567,897
Commerce Bancshares, Inc.	300,391	20,931,245
FactSet Research Systems, Inc.	18,862	7,446,340
First Financial Bankshares, Inc.	406,238	18,666,636
Westamerica BanCorp.	83,265	4,684,489
		74,078,937
Health Care - 3.1%
Multiplan Corp.	1,891,115	10,646,977
Penumbra, Inc.	113,715	30,305,047
Waters Corp.	65,725	23,483,542
		64,435,566
Industrials - 4.7%
Cintas Corp.	52,904	20,138,437
Proto Labs, Inc.	103,420	6,887,772
Robert Half International, Inc.	347,683	34,883,035
United Parcel Service, Inc., Class B	118,150	21,515,115

Diamond Hill Long-Short Fund

Schedule of Investments Sold Short (Continued)

September 30, 2021 (Unaudited)

Common Stocks - 29.7% (Continued)	Shares	Fair Value
Industrials - 4.7% (Continued)
W.W. Grainger, Inc.	12,710	$4,995,793
Wabtec Corp.	96,330	8,304,609
		96,724,761
Information Technology - 5.6%
Badger Meter, Inc.	197,671	19,992,445
Blackbaud, Inc.	181,362	12,758,817
Cisco Systems, Inc.	304,570	16,577,745
j2 Global, Inc.	147,059	20,091,201
Oracle Corp.	364,603	31,767,859
Teradata Corp.	233,145	13,370,866
Western Union Co. (The)	88,554	1,790,562
		116,349,495
Materials - 0.3%
Silgan Holdings, Inc.	172,760	6,627,074

Utilities - 1.2%
Ormat Technologies, Inc.	366,500	24,412,565

Total Investments Sold Short - 29.7% (Proceeds $525,237,710)		$611,836,196

Percentages disclosed are based on total net assets of the Fund at September 30, 2021.

Diamond Hill Global Fund

Schedule of Investments

September 30, 2021 (Unaudited)

Common Stocks - 99.6%	Shares	Fair Value
Canada - 4.7%
Rogers Communications, Inc., Class B (a)	15,871	$740,223

China - 5.8%
Alibaba Group Holding Ltd. (b)	30,200	559,115
Tencent Holdings Ltd.	5,800	346,249
		905,364
France - 4.6%
Safran SA	2,029	256,599
Ubisoft Entertainment SA (b)	7,724	462,475
		719,074
Germany - 2.5%
Beiersdorf AG	668	72,069
Fuchs Petrolub SE	8,760	319,646
		391,715
India - 1.0%
HDFC Bank Ltd. - ADR	2,150	157,144

Israel - 6.2%
Check Point Software Technologies Ltd. (b)	8,525	963,666

Japan - 6.0%
KDDI Corp.	9,800	322,650
Nintendo Co. Ltd. - ADR	10,323	611,638
		934,288
Mexico - 2.8%
Fomento Economico Mexicano SAB de CV	50,965	442,031

South Korea - 0.8%
Samsung Electronics Co. Ltd.	2,025	125,502

Switzerland - 6.6%
Novartis AG - ADR	3,240	264,967
Roche Holdings AG	1,077	393,123
Swatch Group AG (The)	1,438	375,196
		1,033,286

Diamond Hill Global Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Common Stocks - 99.6% (Continued)	Shares	Fair Value
United Kingdom - 11.9%
Ashmore Group plc	148,321	$678,564
Diageo plc	7,045	341,116
Unilever plc	15,687	847,250
		1,866,930
United States - 46.7%
Abbott Laboratories	2,590	305,957
Alphabet, Inc., Class A (b)	145	387,660
Berkshire Hathaway, Inc., Class B (b)	3,011	821,822
Booking Holdings, Inc. (b)	139	329,968
Charles Schwab Corp. (The)	4,503	327,999
Chevron Corp.	6,025	611,236
Comcast Corp., Class A	6,004	335,804
Constellation Brands, Inc., Class A	1,525	321,302
Freeport-McMoRan, Inc.	5,030	163,626
Liberty Media Corp. - Liberty Formula One, Series C (b)	3,800	195,358
Medtronic plc	2,770	347,220
Microsoft Corp.	269	75,837
Mondelēz International, Inc., Class A	4,951	288,049
NXP Semiconductors NV	831	162,768
PepsiCo, Inc.	1,635	245,920
Procter & Gamble Co. (The)	3,060	427,788
Texas Instruments, Inc.	980	188,366
Verizon Communications, Inc.	14,338	774,395
Visa, Inc., Class A	1,395	310,736
Walt Disney Co. (The) (b)	2,658	449,654
Zynga, Inc., Class A (b)	31,490	237,120
		7,308,585

Total Common Stocks (Cost $13,893,607)		$15,587,808

Registered Investment Companies - 0.5%	Shares	Fair Value
State Street Institutional US Government Money Market Fund, Premier Class, 0.03% (c)	29,916	$29,916

Diamond Hill Global Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Registered Investment Companies - 0.5% (Continued)	Shares	Fair Value
State Street Navigator Securities Lending Portfolio I, 0.09% (c)(d)	42,975	$42,975
Total Registered Investment Companies (Cost $72,891)		$72,891

Total Investment Securities - 100.1% (Cost $13,966,498)		$15,660,699

Liabilities in Excess of Other Assets - (0.1)%		(14,547)

Net Assets - 100.0%		$15,646,152

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2021 was $41,976.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of September 30, 2021
(d)	This security was purchased with cash collateral held from securities on loan.

ADR -	American Depositary Receipt
AG -	Aktiengesellschaft
NV -	Naamloze Vennootschap
plc -	Public Limited Company
SA -	Societe Anonyme
SAB de CV-	Societe Anonima Bursatil de Capital Variable
SE -	Societe Europaea

Diamond Hill International Fund

Schedule of Investments

September 30, 2021 (Unaudited)

Common Stocks - 95.2%	Shares	Fair Value
Brazil - 1.0%
Hypera SA	49,643	$291,487

Canada - 8.2%
Aurinia Pharmaceuticals, Inc. (a)(b)	18,469	408,719
BlackBerry Ltd. (a)	38,268	372,348
Fairfax Financial Holdings Ltd.	1,768	713,606
Rogers Communications, Inc., Class B (b)	19,205	895,721
		2,390,394
China - 7.9%
Alibaba Group Holding Ltd. (a)	44,700	827,565
Baidu, Inc. - ADR (a)	1,949	299,659
Fu Shou Yuan International Group Ltd.	523,000	435,027
Tencent Holdings Ltd.	12,500	746,227
		2,308,478
France - 3.6%
EssilorLuxottica SA	1,360	259,856
LVMH Moet Hennessy Louis Vuitton SE	354	253,527
Safran SA	2,682	339,181
Vivendi SE (b)	15,781	198,658
		1,051,222
Germany - 1.5%
Fuchs Petrolub SE	11,860	432,762

India - 1.5%
HDFC Bank Ltd. - ADR	6,107	446,361

Israel - 4.1%
Check Point Software Technologies Ltd. (a)	10,414	1,177,198

Italy - 1.5%
doValue SpA	37,378	431,301

Japan - 5.7%
Astellas Pharma, Inc.	43,600	717,621
Nintendo Co. Ltd. - ADR	12,340	731,145

Diamond Hill International Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Common Stocks - 95.2% (Continued)	Shares	Fair Value
Japan - 5.7% (Continued)
Shionogi & Co. Ltd.	2,900	$198,447
		1,647,213
Luxembourg - 1.9%
Spotify Technology SA (a)	2,473	557,266

Mexico - 1.4%
Fomento Economico Mexicano SAB de CV	47,235	409,680

Netherlands - 2.7%
Prosus NV (a)	4,546	363,823
Universal Music Group NV (a)(b)	15,781	422,490
		786,313
Peru - 1.6%
Credicorp Ltd.	4,267	473,381

South Korea - 3.0%
Samsung Electronics Co. Ltd.	13,899	861,408

Spain - 1.3%
Banco Bilbao Vizcaya Argentaria SA	55,562	366,699

Sweden - 1.5%
Assa Abloy AB, Class B	14,435	418,801

Switzerland - 10.3%
Compagnie Financière Richemont SA, Class A	6,735	698,389
Novartis AG - ADR	10,661	871,857
Roche Holdings AG	2,011	734,049
Swatch Group AG (The)	2,675	697,948
		3,002,243
Taiwan Province of China - 2.8%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	7,404	826,657

Diamond Hill International Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Common Stocks - 95.2% (Continued)	Shares	Fair Value
Thailand - 1.6%
Kasikorn Bank pcl	116,200	$454,611

United Kingdom - 25.3%
Ashmore Group plc	119,017	544,499
Beazley plc (a)	105,987	539,645
BT Group plc (a)	387,588	830,994
Bunzl plc	8,945	295,164
Compass Group plc (a)	22,900	468,376
Diageo plc	26,555	1,285,782
GlaxoSmithKline plc	23,254	438,918
Howden Joinery Group plc	45,588	548,874
InterContinental Hotels Group plc (a)	5,719	365,201
Sage Group plc (The)	20,825	198,307
Tesco plc	214,262	729,767
Unilever plc	20,495	1,106,929
		7,352,456
United States - 6.8%
Facebook, Inc., Class A (a)	1,811	614,635
Freeport-McMoRan, Inc.	17,234	560,622
Walt Disney Co. (The) (a)	3,323	562,152
Zynga, Inc., Class A (a)	32,846	247,330
		1,984,739

Total Common Stocks (Cost $26,611,795)		$27,670,670

Warrants - 0.0% (c)	Shares	Fair Value
Switzerland - 0.00 (c)
Compagnie Financière Richemont SA (Cost $0)	8,320	$3,929

Registered Investment Companies - 7.3%	Shares	Fair Value
State Street Institutional US Government Money Market Fund, Premier Class, 0.03%(d)	1,054,032	$1,054,032
State Street Navigator Securities Lending Portfolio I, 0.09% (d)(e)	1,072,537	1,072,537
Total Registered Investment Companies (Cost $2,126,569)		$2,126,569

Total Investment Securities- 102.5% (Cost $28,738,364)		$29,801,168

Liabilities in Excess of Other Assets - (2.5)%		(730,490)

Net Assets - 100.0%		$29,070,678

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2021 was $1,024,847.
(c)	Percentage rounds to less than 0.1%.
(d)	The rate shown is the 7-day effective yield as of September 30, 2021.
(e)	This security was purchased with cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $3,937.

AB -	Aktiebolag
ADR -	American Depositary Receipt
AG -	Aktiengesellschaft
NV -	Naamloze Vennootschap
pcl -	Public Company Limited
plc -	Public Limited Company
SA -	Societe Anonyme
SAB de CV-	Societe Anonima Bursatil de Capital Variable
SE -	Societe Europaea
SpA -	Societa per Azioni

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments

September 30, 2021 (Unaudited)

Corporate Credit - 4.4%	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 2.0%
Bank of America Corp. (a)	1.486%	05/19/24	$4,514,000	$4,580,890
Bank of Nova Scotia	0.400%	09/15/23	2,200,000	2,199,450
Citigroup, Inc.	2.876%	07/24/23	2,800,000	2,854,924
Discover Financial Services	3.750%	03/04/25	2,750,000	2,967,439
Eaton Vance Corp.	3.625%	06/15/23	5,000,000	5,253,278
JPMorgan Chase & Co. (3MO LIBOR + 100) (b)	1.126%	01/15/23	400,000	401,548
JPMorgan Chase & Co. (SOFR + 60) (b)	0.653%	09/16/24	350,000	350,874
JPMorgan Chase & Co.	0.768%	08/09/25	3,000,000	2,987,809
JPMorgan Chase & Co.	1.470%	09/22/27	1,600,000	1,589,762
Morgan Stanley	0.791%	07/22/25	3,800,000	3,799,829
PNC Bank NA (3MO LIBOR + 32.3) (a)(b)	1.743%	02/24/23	420,000	422,465
Toronto-Dominion Bank (The) (SOFR + 48) (b)	0.530%	01/27/23	375,000	376,906
Toronto-Dominion Bank (The)	0.700%	09/10/24	900,000	898,216
Truist Financial Corp.	0.400%	06/09/25	800,000	803,160
				29,486,550
Capital Goods - 0.1%
Waste Management, Inc.	2.900%	09/15/22	900,000	916,579
Welbilt, Inc. (a)	9.500%	02/15/24	100,000	102,780
				1,019,359
Communications - 0.3%
Twenty-First Century Fox, Inc.	4.030%	01/25/24	450,000	482,822
Verizon Communications, Inc.	4.150%	03/15/24	3,900,000	4,199,222
				4,682,044
Consumer Cyclical - 0.4%
Daimler Finance LLC (a)(c)	1.750%	03/10/23	1,900,000	1,934,484
Ford Motor Credit Co. LLC	5.584%	03/18/24	250,000	268,710
Toyota Motor Corp.	0.450%	01/11/24	3,000,000	2,992,977
Toyota Motor Corp.	0.625%	09/13/24	900,000	898,011
				6,094,182
Consumer Non-Cyclical - 0.4%
AbbVie, Inc.	2.900%	11/06/22	2,800,000	2,875,557
Kroger Co. (The)	4.000%	02/01/24	2,800,000	2,992,202
Mondelēz International, Inc. (c)	0.750%	09/24/24	300,000	299,235
				6,166,994

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Corporate Credit - 4.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Electric - 0.2%
DTE Energy Co.	1.050%	06/01/25	$500,000	$496,056
WEC Energy Group, Inc.	0.800%	03/15/24	2,750,000	2,758,490
				3,254,546
Energy - 0.2%
Devon Energy Corp. (c)	5.250%	09/15/24	1,000,000	1,107,645
Energy Transfer Operating LP	4.500%	04/15/24	925,000	1,000,325
Welltec A/S (c)	9.500%	12/01/22	200,000	200,000
				2,307,970
Insurance - 0.6%
Athene Global Funding (a)(c)	2.500%	01/14/25	1,450,000	1,507,233
Jackson National Life Global Funding (c)	2.100%	10/25/21	200,000	200,215
Met Life Global Funding I (c)	1.950%	01/13/23	780,000	795,873
Met Life Global Funding I (c)	0.700%	09/27/24	1,200,000	1,201,380
Principal Life Global Funding II (c)	2.375%	11/21/21	400,000	401,130
Principal Life Global Funding II (c)	0.750%	08/23/24	800,000	797,598
Protective Life Global Funding (c)	0.473%	01/12/24	2,945,000	2,931,940
Protective Life Global Funding (c)	0.781%	07/05/24	1,700,000	1,700,807
				9,536,176
Technology - 0.0% (d)
Dell International LLC / EMC Corp.	4.000%	07/15/24	500,000	540,899

Transportation - 0.2%
Alaska Airlines, Series 2020-1B, Class A (c)	4.800%	08/15/27	460,806	513,121
American Airlines Pass-Through Trust, Series 2016-2, Class AA	3.200%	12/15/29	1,574,000	1,584,162
United Airlines Pass-Through Trust, Series 2007-1, Class A	6.636%	01/02/24	76,526	78,697
United Airlines Pass-Through Trust, Series 2020-1, Class A	5.875%	04/15/29	1,112,970	1,245,461
				3,421,441

Total Corporate Credit (Cost $65,934,416)				$66,510,161

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Securitized - 81.4%	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 5.9%
BXG Receivables, Series 2018-A, Class C (c)	4.440%	02/02/34	$983,173	$1,026,084
Cascade Funding Mortgage Trust, Series 2021-GRN1, Class B (c)	1.830%	03/20/41	3,588,000	3,542,831
Diamond Resorts Owner Trust, Series 2019-1, Class B (c)	3.530%	02/20/32	510,445	524,224
Diamond Resorts Owner Trust, Series 2021-1A, Class B (c)	2.050%	11/21/33	1,633,455	1,644,878
Diamond Resorts Owner Trust, Series 2021-1A, Class C (c)	2.700%	11/21/33	1,225,091	1,237,254
FMC GMSR Issuer Trust, Series 2019-GT2, Class A (c)	4.230%	09/25/24	5,000,000	4,987,908
FMC GMSR Issuer Trust, Series 2020-GT1, Class A (b)(c)	4.450%	01/25/26	3,000,000	2,979,717
FMC GMSR Issuer Trust, Series 2021-GT1, Class A (c)	3.620%	07/25/26	7,500,000	7,480,402
Gold Key Resorts LLC, Series 2014-A, Class A (c)	3.220%	03/17/31	45,242	45,765
Helios Issuer LLC, Series 2020-4, Class A (c)	2.980%	06/20/47	1,768,150	1,834,234
Helios Issuer LLC, Series 2021-A, Class A (c)	1.800%	02/20/48	1,223,418	1,220,956
Hero Funding Trust, Series 2016-3B, Class B (c)	5.240%	09/20/42	911,380	912,352
Hero Funding Trust, Series 2016-4B, Class B (c)	4.990%	09/20/47	482,689	492,428
Holiday Inn Timeshare Trust, Series 2020-A, Class C (c)	3.420%	10/09/39	1,532,470	1,582,964
Holiday Inn Timeshare Trust, Series 2020-A, Class D (c)	5.500%	10/09/39	712,777	740,046
Holiday Inn Timeshare Trust, Series 2020-A, Class E (c)	6.500%	10/09/39	1,425,553	1,460,238
Loanpal Solar Loan Ltd., Series 2021-1GS, Class A (c)	2.290%	01/20/48	3,156,228	3,189,035
Loanpal Solar Loan Ltd., Series 2021-2GS, Class A (c)	2.220%	03/20/48	2,305,712	2,305,844
Mosaic Solar Loans LLC, Series 2017-2A, Class D (c)	0.000%	06/22/43	212,036	211,221

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Securitized - 81.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 5.9% (Continued)
Mosaic Solar Loans LLC, Series 2017-2, Class B (c)	4.770%	06/22/43	$561,482	$603,902
Mosaic Solar Loans LLC, Series 2020-1, Class A (c)	2.100%	04/20/46	2,052,800	2,079,062
Mosaic Solar Loans LLC, Series 2020-1A, Class B (c)	3.100%	04/20/46	1,642,240	1,710,564
Mosaic Solar Loans LLC, Series 2021-1, Class D (c)	3.710%	12/20/46	895,000	893,299
MVW Own Trust, Series 2021-1WA, Class B (c)	1.440%	01/22/41	1,380,060	1,378,734
MVW Own Trust, Series 2021-1WA, Class C (c)	1.940%	01/22/41	2,990,130	3,000,609
OCWEN Master Advance Receivables Trust, Series 2020-T1, Class E-T1 (c)	5.419%	08/15/52	2,000,000	2,009,582
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A (1* 1MO LIBOR + 285) (b)(c)	2.936%	02/25/23	7,000,000	7,017,239
PNMAC GMSR Issuer Trust, Series 2018-GT2, Class NT (1* 1MO LIBOR + 265) (b)(c)	2.736%	08/25/23	9,400,000	9,387,222
Renew Financial LLC, Series 2017-1, Class A (c)	3.670%	09/20/52	1,136,173	1,189,467
Renew Financial LLC, Series 2017-1, Class B (c)	5.750%	09/20/52	540,912	553,848
SPS Servicer Advance Receivables, Series 2020-T1, Class DT1 (c)	2.370%	11/15/52	700,000	703,517
SPS Servicer Advance Receivables, Series 2020-T2, Class D (c)	3.160%	11/15/55	3,000,000	2,978,105
TES LLC, Series 2017-1, Class A (c)	4.330%	10/20/47	4,286,279	4,537,956
TES LLC, Series 2017-1, Class B (c)	7.740%	10/20/47	2,000,000	1,934,669
Westgate Resorts, Series 2018-1, Class B (c)	3.580%	12/20/31	558,445	564,600
Westgate Resorts, Series 2018-1, Class C (c)	4.100%	12/20/31	1,332,652	1,342,548
Westgate Resorts, Series 2020-1, Class B (c)	3.963%	03/20/34	4,019,102	4,136,829
Westgate Resorts, Series 2020-1A, Class C (c)	6.213%	03/20/34	4,856,216	5,102,603
				88,542,736
Agency MBS CMO - 1.8%
FHLMC, Series 2979, Class FP (1* 1MO LIBOR + 45) (b)	0.534%	05/15/35	380,795	384,794
FHLMC, Series 3121, Class FM (1* 1MO LIBOR + 40) (b)	0.484%	03/15/36	353,942	356,821

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Securitized - 81.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 1.8% (Continued)
FHLMC, Series 4613, Class AF (1* 1MO LIBOR + 110) (b)	1.184%	11/15/37	$664,530	$671,585
FHLMC, Series 4085, Class FB (1* 1MO LIBOR + 40) (b)	0.484%	01/15/39	4,119	4,120
FHLMC, Series 4095, Class FB (1* 1MO LIBOR + 40) (b)	0.484%	04/15/39	14,566	14,573
FHLMC, Series 3925, Class FL (1* 1MO LIBOR + 45) (b)	0.534%	01/15/41	148,924	149,602
FHLMC, Series 3895, Class BF (1* 1MO LIBOR + 50) (b)	0.584%	07/15/41	271,568	274,581
FHLMC, Series 4314, Class PF (1* 1MO LIBOR + 40) (b)	0.484%	07/15/43	157,709	158,362
FHLMC, Series 5151, Class GA	1.500%	10/25/51	9,414,000	9,355,163
FNMA, Series 2006-56, Class DC (1* 1MO LIBOR + 65) (b)	0.736%	07/25/36	729,098	734,102
FNMA, Series 2006-108, Class FD (1* 1MO LIBOR + 38) (b)	0.466%	11/25/36	293,216	296,946
FNMA, Series 2010-136, Class FA (1* 1MO LIBOR + 50) (b)	0.586%	12/25/40	279,576	283,733
FNMA, Series 2011-86, Class KF (1* 1MO LIBOR + 55) (b)	0.636%	09/25/41	475,699	484,132
FNMA, Series 2011-127, Class ZU	3.500%	12/25/41	6,923,545	7,379,823
FNMA, Series 2012-9, Class FC (1* 1MO LIBOR + 40) (b)	0.486%	02/25/42	203,589	205,720
FNMA, Series 2012-33, Class F (1* 1MO LIBOR + 52) (b)	0.606%	04/25/42	161,070	162,897
FNMA, Series 2013-34, Class GP	3.000%	05/25/42	3,846,965	3,923,747
GNMA, Series 2007-18, Class FD (1* 1MO LIBOR + 30) (b)	0.387%	04/20/37	428,407	429,056
GNMA, Series 2008-16, Class FC (1* 1MO LIBOR + 50) (b)	0.587%	02/20/38	347,061	349,020
GNMA, Series 2012-149, Class GF (1* 1MO LIBOR + 30) (b)	0.387%	12/20/42	175,747	176,351
GNMA, Series 2012-H29, Class SA (1* 1MO LIBOR + 51.5) (b)	0.605%	10/20/62	576,576	579,566

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Securitized - 81.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 1.8% (Continued)
GNMA, Series 2012-H23, Class SA (1* 1MO LIBOR + 53) (b)	0.620%	10/20/62	$664,556	$669,497
GNMA, Series 2016-H11, Class FD (1* 12MO LIBOR + 40) (b)	0.681%	05/20/66	103,895	103,818
GNMA, Series 2017-H11, Class FP (1* 1MO LIBOR + 22) (b)	0.310%	04/20/67	134,524	134,574
				27,282,583
Agency MBS CMO Derivatives - 0.2%
FHLMC, Series 3946, Class SB (IO) (1*1MO LIBOR + 675) (b)	6.666%	10/15/26	145,292	14,567
FHLMC, Series 237, Class S14 (IO) (1*1MO LIBOR + 660) (b)	6.516%	05/15/36	641,436	123,864
FHLMC, Series 4693, Class EI (IO)	3.500%	08/15/42	106,551	11
FNMA, Series 2011-75, Class MI (IO)	3.500%	08/25/26	269,853	10,241
FNMA, Series 2012-148, Class IA (IO)	4.000%	01/25/28	2,530,725	196,566
FNMA, Series 301, Class I (PO)	0.000%	04/25/29	258,419	247,524
FNMA, Series 348, Class II (IO)	6.000%	01/25/34	625,751	126,508
FNMA, Series 2013-120, Class JI (IO)	4.000%	02/25/40	1,278,618	11,058
FNMA, Series 2010-44, Class CS (IO) (1MO LIBOR + 655) (b)	6.464%	05/25/40	504,067	91,283
FNMA, Series 2011-14, Class PI (IO)	5.000%	06/25/40	74,299	1,136
FNMA, Series 3998, Class NS (IO) (1MO LIBOR + 660) (b)	6.516%	09/15/40	2,648,123	139,518
FNMA, Series 2014-45, Class IO (IO)	4.000%	08/25/44	476,195	52,655
GNMA, Series 2011-145, Class QI (IO)	5.000%	11/16/41	1,018,353	157,157
GNMA, Series 2015-16, Class IL (IO)	4.000%	03/20/42	3,043,631	168,525
GNMA, Series 2014-141, Class IE (IO)	4.000%	08/20/43	1,573,987	39,270
GNMA, Series 2010-H01, Class CI (IO) (b)	2.045%	01/20/60	486,391	53,921
GNMA, Series 2012-H02, Class AI (IO) (b)	1.901%	01/20/62	801,205	37,725
GNMA, Series 2013-H13, Class T1 (IO) (b)	0.466%	05/20/63	28,480,613	301,613
GNMA, Series 2016-H20, Class GI (IO) (b)	0.313%	08/20/66	26,166,538	280,108
GNMA, Series 2017-H11, Class PI (IO) (b)	3.963%	04/20/67	727,512	10,769
GNMA, Series 2017-H22, Class ID (IO) (b)	4.106%	11/20/67	187,903	14,024
GNMA, Series 2018-H08, Class NI (IO) (b)	0.797%	05/20/68	15,060,371	349,250

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Securitized - 81.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives - 0.2% (Continued)
GNMA, Series 2019-H04, Class IO (IO) (b)	1.532%	03/20/69	$22,427,021	$763,019
				3,190,312
Agency MBS Passthrough - 0.0% (d)
FHLMC, Pool #FG G60257	5.500%	06/01/41	538,282	627,588

Auto Loan - 10.3%
ACC Auto Trust, Series 2021-A, Class A (c)	1.080%	04/15/27	2,260,106	2,262,395
ACC Trust, Series 2019-2, Class A (c)	2.820%	02/21/23	288,978	289,829
ACC Trust, Series 2021-1, Class B (c)	1.430%	07/22/24	4,750,000	4,744,776
American Credit Acceptance Receivables Trust, Series 2020-3, Class F (c)	5.940%	06/14/27	6,750,000	7,093,940
American Credit Acceptance Receivables Trust, Series 2020-4, Class F (c)	5.220%	08/13/27	2,800,000	2,898,862
Arivo Acceptance Auto Loan Receivables Trust, Series 2019-1, Class A (c)	2.990%	07/15/24	301,811	304,436
Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class A (c)	1.190%	01/15/27	6,832,714	6,839,643
Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class B (c)	2.020%	02/16/27	2,223,000	2,236,912
Avid Automobile Receivables Trust, Series 2019-1, Class E (c)	6.760%	05/17/27	2,500,000	2,535,125
CarNow Auto Receivables Trust, Series 2021-1A, Class B (c)	1.380%	02/17/26	1,000,000	1,002,770
CarNow Auto Receivables Trust, Series 2021-1A, Class C (c)	2.160%	02/17/26	2,000,000	2,009,996
CarNow Auto Receivables Trust, Series 2021-1A, Class D (c)	3.640%	02/17/26	2,250,000	2,267,242
CarNow Auto Receivables Trust, Series 2021-1A, Class E (c)	5.120%	07/15/27	2,500,000	2,508,336
Carvana Auto Receivable Trust, Series 2020-P1, Class C	1.320%	11/09/26	1,450,000	1,444,475
Carvana Auto Receivable Trust, Series 2020-P1, Class D	1.820%	09/08/27	1,100,000	1,106,112
Chase Credit Linked Notes, Series 2020-1, Class D (c)	1.886%	01/25/28	1,276,915	1,286,318

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Securitized - 81.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 10.3% (Continued)
Chase Credit Linked Notes, Series 2020-2, Class C (c)	1.140%	02/25/28	$864,961	$868,175
Chase Credit Linked Notes, Series 2021-3, Class D (c)	1.009%	02/26/29	2,899,510	2,897,912
Chase Credit Linked Notes, Series 2021-3, Class E (c)	2.102%	02/26/29	2,416,258	2,414,950
CIG Auto Receivables Trust, Series 2020-1, Class D (c)	2.350%	01/12/26	2,400,000	2,430,115
CIG Auto Receivables Trust, Series 2019-1, Class D (c)	4.850%	05/15/26	2,120,000	2,166,116
CPS Auto Receivables Trust, Series 2018-C, Class D (c)	4.400%	06/17/24	850,000	864,373
CPS Auto Receivables Trust, Series 2020-B, Class D (c)	4.750%	04/15/26	5,000,000	5,267,228
Credit Acceptance Auto Loan Trust, Series 2020-2, Class C (c)	2.730%	11/15/29	3,000,000	3,089,682
Credit Acceptance Auto Loan Trust, Series 2020-3A, Class C (c)	2.280%	02/15/30	2,500,000	2,550,619
Credito RL USA, Series 2021-1, Class A (c)	1.350%	02/16/27	4,572,889	4,574,421
Exeter Automobile Receivables Trust, Series 2020-2, Class D (c)	4.730%	04/15/26	730,000	775,537
FHF Trust, Series 2020-1, Class A (c)	2.590%	12/15/23	1,270,505	1,278,697
FHF Trust, Series 2020-1, Class B (c)	3.100%	09/15/25	4,500,000	4,598,299
FHF Trust, Series 2021-1, Class A (c)	1.270%	03/15/27	2,421,250	2,419,527
First Help Financial LLC, Series 2021-2A, Class A (c)	0.830%	12/15/26	7,000,000	6,997,384
First Help Financial LLC, Series 2021-2A, Class B (c)	1.630%	09/15/27	6,500,000	6,481,832
Foursight Capital Automobile Receivables, Series 2018-2, Class E (c)	5.500%	10/15/24	6,000,000	6,212,899
Foursight Capital Automobile Receivables, Series 2020-1, Class C (c)	2.410%	08/15/25	4,400,000	4,481,512
GLS Auto Receivables Trust, Series 2021-1A, Class D (c)	1.680%	01/15/27	5,000,000	5,015,103

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Securitized - 81.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 10.3% (Continued)
Hertz Vehicle Finance, Series 2021-2, Class D (c)	4.340%	12/25/27	$5,000,000	$5,027,881
JPMorgan Chase Bank, NA, Series 2021-2, Class D (c)	1.138%	12/26/28	2,400,000	2,400,709
JPMorgan Chase Bank, NA, Series 2021-2, Class E (c)	2.280%	12/26/28	2,000,000	2,000,586
OneMain Direct Auto Receivables, Series 2019-1, Class D (c)	4.680%	04/14/31	5,500,000	6,050,120
Santander Consumer Auto Receivables, Series 2020-B, Class D (c)	2.140%	12/15/26	2,000,000	2,030,236
Skopos Auto Receivables Trust, Series 2018-1, Class C (c)	4.770%	04/17/23	1,176,452	1,182,592
Skopos Auto Receivables Trust, Series 2019-1, Class B (c)	3.430%	09/15/23	1,843,900	1,849,459
Tesla Auto Lease Trust, Series 2021-B, Class D (c)	1.320%	09/22/25	9,500,000	9,504,958
Veros Auto Receivables Trust, Series 2020-1, Class A (c)	1.670%	09/15/23	588,462	589,307
Veros Auto Receivables Trust, Series 2020-1, Class B (c)	2.190%	06/16/25	2,500,000	2,514,695
Veros Auto Receivables Trust, Series 2021-1, Class A (c)	0.920%	10/15/26	4,789,142	4,789,523
Veros Auto Receivables Trust, Series 2021-1, Class B (c)	1.490%	10/15/26	4,500,000	4,499,699
Veros Auto Receivables Trust, Series 2021-1, Class C (c)	3.640%	08/15/28	5,000,000	5,029,071
				153,684,384
CRE/CLO - 9.4%
A10 Securitization, Series 2020-C, Class A (c)(e)	2.033%	08/15/40	884,146	888,734
A10 Securitization, Series 2020-C, Class B (c)(e)	2.617%	08/15/40	2,100,000	2,111,109
A10 Securitization, Series 2020-C, Class C (c)(e)	3.363%	08/15/40	2,800,000	2,794,268
A10 Securitization, Series 2020-C, Class D (c)(e)	4.129%	08/15/40	1,950,000	1,968,954
A10 Securitization, Series 2020-C, Class E (c)(e)	5.465%	08/15/40	1,050,000	1,062,516
Acre Mortgage Trust, Series 2021-FL1, Class B (c)	1.885%	10/18/36	3,800,000	3,800,015

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Securitized - 81.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO - 9.4% (Continued)
Acre Mortgage Trust, Series 2021-FL4, Class D (1* 1MO LIBOR + 260) (b)(c)	2.687%	12/15/37	$6,000,000	$6,000,000
Acre Mortgage Trust, Series 2021-FL4, Class E (1* 1MO LIBOR + 310) (b)(c)	3.187%	12/15/37	2,000,000	2,000,000
Bancorp Commercial Mortgage Trust (The), Series 2017-CRE2, Class C (1* 1MO LIBOR + 235) (b)(c)	2.446%	08/15/32	2,191,753	2,167,677
Bancorp Commercial Mortgage Trust (The), Series 2018-CR3, Class D (1* 1MO LIBOR + 270) (b)(c)	2.796%	03/16/35	4,500,000	4,479,825
Bancorp Commercial Mortgage Trust (The), Series 2017-CRE2, Class D (1* 1MO LIBOR + 375) (b)(c)	3.845%	08/17/32	2,000,000	1,744,600
BDS Ltd., Series 2021-FL8, Class D (c)	1.985%	01/18/36	2,750,000	2,748,281
BDS Ltd., Series 2021-FL8, Class E (c)	2.335%	01/18/36	1,750,000	1,747,727
Benefit Street Partners Realty Trust, Inc., Series 2018-FL4, Class D (c)	2.846%	09/17/35	3,500,000	3,491,232
BXMT, Series 2021-FL4, Class A (1* 1MO LIBOR + 105) (b)(c)	1.145%	05/17/38	8,250,000	8,253,770
BXMT, Series 2021-FL4, Class D (1* 1MO LIBOR + 225) (b)(c)	2.346%	05/17/38	8,250,000	8,250,000
BXMT Ltd., Series 2020-FL2, Class D (1* 1MO LIBOR + 195) (b)(c)	2.114%	02/16/37	3,725,000	3,715,680
BXMT Ltd., Series 2020-FL2, Class E (1* 1MO LIBOR + 205) (c)	2.214%	02/16/37	3,500,000	3,447,458
BXMT Ltd., Series 2020-FL2, Class B (1* 1MO LIBOR + 140) (c)	1.564%	02/18/38	3,650,000	3,642,010
BXMT Ltd., Series 2020-FL2, Class C (1* 1MO LIBOR + 165) (b)(c)	1.814%	02/18/38	3,750,000	3,740,618
Exantas Capital Corp., Series 2020-RS09, Class D (1* 1MO LIBOR + 550) (b)(c)(e)	5.664%	04/17/37	7,059,000	7,209,826
FHLMC, Series 2020-FL3, Class B (1* 1MO LIBOR + 375) (c)	3.914%	07/15/35	5,100,000	5,176,556
FHLMC, Series 2020-FL3, Class C (1* 1MO LIBOR + 450) (b)(c)	4.664%	07/15/35	1,000,000	1,020,015

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Securitized - 81.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO - 9.4% (Continued)
FHLMC, Series 2020-FL3, Class A-S (1* 1MO LIBOR + 285) (b)(c)	3.014%	07/16/35	$1,500,000	$1,520,642
HGI CRE CLO Ltd., Series 2021-FL2, Class B (c)	1.850%	09/19/26	3,000,000	2,995,353
KKR Financial Management, Series 2021-FL2, Class A (c)	1.154%	02/15/39	4,000,000	4,000,000
LoanCore Issuer Ltd., Series 2019-CRE3, Class D (c)	2.595%	05/15/36	7,200,000	7,055,849
Multi Family Housing Mortgage Loan, Series 2019-FL2, Class C (1* 1MO LIBOR + 200) (b)(c)	2.164%	12/25/34	4,400,000	4,400,000
Multi Family Housing Mortgage Loan, Series 2020-FL4, Class A (1* 1MO LIBOR + 170) (b)(c)	1.864%	11/15/35	4,000,000	4,022,988
PFP III, Series 2021-7, Class D (1* 1MO LIBOR + 240) (b)(c)	2.495%	04/14/38	1,749,913	1,742,274
PFP Ltd., Series 2019-5, Class B (1* 1MO LIBOR + 165) (b)(c)	1.745%	04/16/36	2,150,000	2,147,332
ReadyCap Commercial Mortgage Trust, Series 2020-FL4, Class A (1* 1MO LIBOR + 215) (b)(c)	2.236%	02/25/35	6,649,604	6,695,214
ReadyCap Commercial Mortgage Trust, Series 2020-FL4, Class B (1* 1MO LIBOR + 385) (b)(c)	3.936%	02/25/35	4,000,000	4,056,289
ReadyCap Commercial Mortgage Trust, Series 2020-FL4, Class C (1* 1MO LIBOR + 475) (b)(c)	4.836%	02/25/35	4,000,000	4,067,910
ReadyCap Commercial Mortgage Trust, Series 2021-1A, Class C (c)	2.000%	07/25/36	1,800,000	1,799,442
ReadyCap Commercial Mortgage Trust, Series 2021-1A, Class B (c)	2.500%	07/25/36	7,545,000	7,542,638
ReadyCap Commercial Mortgage Trust, Series 2021-1A, Class A (c)	3.000%	07/25/36	3,500,000	3,499,997
Shelter Growth Capital Partners LLC, Series 2021-FL3, Class C (c)	2.245%	09/15/36	3,800,000	3,800,000
				140,806,799

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Securitized - 81.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Credit Cards - 5.7%
Brex, Inc., Series 2021-1, Class A (c)	2.130%	07/17/24	$8,300,000	$8,386,337
Continental Credit Card LLC, Series 2017-1, Class B (c)	6.410%	01/15/25	1,497,999	1,517,367
Continental Credit Card LLC, Series 2019-1, Class A (c)	3.830%	08/15/26	12,822,383	13,076,052
Continental Credit Card LLC, Series 2019-1, Class B (c)	4.950%	08/15/26	7,450,000	7,806,421
Continental Credit Card LLC, Series 2019-1, Class C (c)	6.160%	08/15/26	3,000,000	3,120,960
Continental Credit Card LLC, Series 2020-A, Class A (c)	2.240%	12/15/28	3,600,000	3,624,721
Continental Credit Card LLC, Series 2020-A, Class B (c)	3.660%	12/15/28	6,800,000	6,861,574
Genesis Private Label Amortization Trust, Series 2020-1, Class D (c)	6.630%	07/20/26	9,500,000	9,787,687
Genesis Private Label Amortization Trust, Series 2020-1, Class C (c)	4.190%	07/20/30	1,680,000	1,691,088
Genesis Private Label Amortization Trust, Series 2020-1, Class E (c)	9.760%	07/20/30	2,625,000	2,701,377
Genesis Sales Finance Master Trust, Series 2020-AA, Class B (c)	2.240%	09/22/25	2,500,000	2,516,076
Genesis Sales Finance Master Trust, Series 2020-AA, Class C (c)	2.990%	09/22/25	1,000,000	1,006,477
Genesis Sales Finance Master Trust, Series 2021-AA, Class D (c)	2.090%	12/21/26	2,350,000	2,343,443
Genesis Sales Finance Master Trust, Series 2021-AA, Class E (c)	3.770%	12/21/26	6,000,000	5,983,803
Genesis Sales Finance Master Trust, Series 2021-AA, Class F (c)	5.590%	12/21/26	4,000,000	3,990,036
HGI CRE CLO Ltd., Series 2021-FL1, Class AS (1* 1MO LIBOR + 140) (b)(c)	1.485%	06/16/36	2,750,000	2,747,968
Mercury Financial Credit Card, Series 2021-1A, Class B (c)	2.330%	03/20/26	3,700,000	3,675,730

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Securitized - 81.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Credit Cards - 5.7% (Continued)
Mercury Financial Credit Card, Series 2021-1A, Class D (c)	6.260%	03/20/26	$4,000,000	$4,018,130
				84,855,247
Equipment - 2.4%
Access Point Financial, Inc., Series 2017-A, Class C (c)	5.820%	04/15/29	2,084,006	2,082,771
Access Point Financial, Inc., Series 2017-A, Class D (c)(e)	6.000%	04/15/29	5,000,000	4,973,599
Business Jet Securities LLC, Series 2019-1, Class B, Pool #2019-1 (c)	5.193%	07/15/34	2,112,751	2,117,277
Business Jet Securities LLC, Series 2019-1, Class C, Pool #2019-1 (c)	6.948%	07/15/34	3,632,925	3,765,487
Business Jet Securities LLC, Series 2020-1, Class B (c)	3.967%	11/15/35	1,081,480	1,108,420
Business Jet Securities LLC, Series 2020-1, Class C (c)	7.142%	11/15/35	2,197,252	2,292,979
Business Jet Securities LLC, Series 2021-1A, Class B (c)	2.918%	04/15/36	1,379,542	1,386,050
Business Jet Securities LLC, Series 2021-1A, Class C (c)	5.067%	04/15/36	2,612,769	2,628,249
CCG Receivables Trust, Series 2018-2, Class C (c)	3.870%	12/15/25	2,395,000	2,421,827
Encina Equipment Finance, Series 2021-1A, Class E (c)	4.360%	03/15/29	1,340,000	1,365,089
HPEFS Equipment Trust, Series 2021-2A, Class D (c)	1.290%	03/20/29	3,750,000	3,737,778
Octane Receivables Trust, Series 2019-1, Class A (c)	3.160%	09/20/23	779,577	784,528
Octane Receivables Trust, Series 2020-1, Class A (c)	1.710%	02/20/25	3,276,688	3,302,420
Octane Receivables Trust, Series 2020-1, Class C (c)	2.890%	03/20/26	2,600,000	2,664,037
Octane Receivables Trust, Series 2021-1A, Class C (c)	2.230%	11/20/28	1,800,000	1,803,197
				36,433,708

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Securitized - 81.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
HECM - 1.9%
Brean ABS Trust, Series 2021-RM2, Class A (c)	1.750%	10/25/61	$10,000,000	$9,779,687
Finance of America HECM, Series 2020-HB2, Class A (c)	1.710%	07/25/30	4,879,351	4,899,157
Finance of America HECM, Series 2021-HB1, Class M3 (c)	3.640%	02/25/31	2,000,000	1,997,887
RMF Buyout Issuance Trust, Series 2020-1, Class M3 (c)	2.964%	02/25/30	1,469,000	1,469,011
RMF Buyout Issuance Trust, Series 2020-2, Class M2 (c)	3.091%	06/25/30	1,500,000	1,506,145
RMF Buyout Issuance Trust, Series 2020-2, Class M3 (c)	4.571%	06/25/30	800,000	803,186
RMF Proprietary Issuance Trust, Series 2021-2, Class A (c)	2.125%	09/25/61	7,750,000	7,283,525
				27,738,598
Hospitality - 3.8%
BHMS Mortgage Trust, Series 2018-ATLS, Class A (1* 1MO LIBOR + 125) (b)(c)	1.346%	07/16/35	4,400,000	4,411,704
BX Trust, Series 2018-GW, Class C (c)	1.316%	05/15/37	2,500,000	2,496,936
BX Trust, Series 2018-GW, Class E (1* 1 MO LIBOR + 197) (b)(c)	2.066%	05/15/37	5,000,000	5,010,646
Champlain Housing Mortgage Trust, Series 2017-COSMO, Class B (1* 1MO LIBOR + 140) (b)(c)	1.496%	11/17/36	3,600,000	3,601,173
Cosmopolitan Hotel Trust, Series 2017-COSMO, Class D (1* 1MO LIBOR + 225) (b)(c)	2.346%	11/15/36	4,900,000	4,904,644
Cosmopolitan Hotel Trust, Series 2017-COSMO, Class A (1* 1MO LIBOR + 93) (b)(c)	1.025%	11/17/36	4,000,000	4,003,605
Extended Stay America Trust, Series 2021-ESH, Class E (1* 1MO LIBOR + 285) (b)(c)	2.946%	07/15/38	4,576,193	4,622,097
Extended Stay America Trust, Series 2021-ESH, Class F (1* 1MO LIBOR + 370) (b)(c)	3.796%	07/15/38	3,979,298	4,024,204
Fontainebleau Miami Beach, Series 2019-FBLU, Class C (c)	3.750%	12/12/36	2,000,000	2,100,315

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Securitized - 81.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Hospitality - 3.8% (Continued)
Goldman Sachs Mortgage Securities Corp. Trust, Series 2018-HULA, Class A (1* 1MO LIBOR + 92) (b)(c)	1.004%	07/16/35	$2,694,492	$2,694,448
Goldman Sachs Mortgage Securities Corp. Trust, Series 2018-HULA, Class B (1* 1MO LIBOR + 125) (b)(c)	1.334%	07/16/35	6,898,827	6,890,401
Hawaii Hotel Trust, Series 2019-MAUI, Class A (1* 1MO LIBOR + 115) (b)(c)	1.245%	05/17/38	2,245,000	2,247,083
Motel 6 Trust, Series 2021-MTL6, Class D (c)	2.200%	09/15/38	1,500,000	1,503,777
Motel 6 Trust, Series 2021-MTL6, Class E (c)	2.800%	09/15/38	2,800,000	2,808,808
Motel 6 Trust, Series 2021-MTL6, Class F (c)	3.650%	09/15/38	2,850,000	2,860,902
Motel 6 Trust, Series 2021-MTL6, Class G (c)	4.800%	09/15/38	3,000,000	3,013,289
				57,194,032
Industrial - 2.4%
BX Commercial Mortgage Trust, Series 2020-FOX, Class D (1* 1MO LIBOR + 210) (b)(c)	2.196%	11/15/32	2,893,367	2,904,201
BX Trust, Series 2021-VOLT, Class D (c)	1.750%	09/15/23	14,500,000	14,509,087
Cold Storage Trust, Series 2020-ICE5, Class F (1* 1MO LIBOR + 349.248) (b)(c)	3.588%	11/15/37	4,914,953	4,939,411
Cold Storage Trust, Series 2020-ICE5, Class E (1* 1MO LIBOR + 276.56) (b)(c)	2.861%	11/16/37	2,457,476	2,463,642
Credit Suisse First Boston, Series 2020-UNFI, Class A (c)	3.752%	12/06/22	10,400,000	10,433,414
				35,249,755
Manufactured Housing - 0.1%
Cascade Funding Mortgage Trust, Series 2019-MH1, Class M (c)	5.985%	11/25/44	1,100,000	1,137,684

Mixed-Use - 0.3%
20 Times Square Trust, Series 2018-20TS, Class B (b)(c)	3.203%	05/17/35	4,400,000	4,419,840

Multifamily - 6.0%
BX Commercial Mortgage Trust, Series 2021-MFM1, Class D (1* 1MO LIBOR + 150) (b)(c)	1.584%	01/15/34	2,000,000	2,002,507

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Securitized - 81.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Multifamily - 6.0% (Continued)
FHLMC, Series 2021-MN2, Class M-1 (c)	1.850%	07/25/41	$2,990,192	$2,997,382
FHLMC, Series 2021-MN1, Class M-1 (1* SOFR30A + 200) (b)(c)	2.050%	01/25/51	10,887,644	10,960,591
Freedom Mortgage Trust, Series 2017-KF39, Class B (1* 1MO LIBOR + 250) (b)(c)	2.582%	11/25/24	5,325,908	5,304,209
Freedom Mortgage Trust, Series 2018-KF53, Class B (1* 1MO LIBOR + 205) (b)(c)	2.132%	10/27/25	3,156,719	3,135,647
Freedom Mortgage Trust, Series 2019-KF61, Class B (1* 1MO LIBOR + 220) (b)(c)	2.283%	03/25/29	4,502,038	4,513,110
FREMF Mortgage Trust, Series 2018-KF42, Class B (c)	2.290%	12/25/24	1,411,261	1,404,595
FREMF Mortgage Trust, Series 2018-KF44, Class B (1* 1MO LIBOR + 215) (b)(c)	2.233%	02/25/25	2,439,535	2,422,650
FREMF Mortgage Trust, Series 2018-KF43, Class B (1* 1MO LIBOR + 215) (b)(c)	2.233%	01/25/28	3,310,923	3,301,531
FREMF Mortgage Trust, Series 2018-KF50, Class B (1* 1 MO LIBOR + 190) (b)(c)	1.991%	07/25/28	4,049,524	3,992,103
FREMF Mortgage Trust, Series 2019-KF57, Class B (1* 1MO LIBOR + 225) (b)(c)	2.333%	01/25/29	6,556,489	6,512,849
FREMF Mortgage Trust, Series 2019-KF59, Class B (c)	2.432%	02/25/29	1,890,237	1,890,236
FREMF Mortgage Trust, Series 2019-KF67, Class B (1* 1MO LIBOR + 225) (b)(c)	2.333%	08/25/29	4,766,512	4,744,023
Multi Family Connecticut Avenue, Series 2019-01, Class M-7 (1* 1MO LIBOR + 170) (b)(c)	1.786%	10/15/49	8,941,666	8,938,998
Multi Family Connecticut Avenue, Series 2019-01, Class M10 (1* 1MO LIBOR + 325) (b)(c)	3.336%	10/15/49	3,000,000	3,027,699
Multi Family Connecticut Avenue, Series 2019-01, Class B-10 (1* 1MO LIBOR + 550) (b)(c)	5.586%	10/15/49	1,500,000	1,532,056
Multi Family Connecticut Avenue, Series 2020-01, Class M-7 (1* 1MO LIBOR + 195) (b)(c)	2.036%	03/25/50	5,079,502	5,085,385

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Securitized - 81.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Multifamily - 6.0% (Continued)
Multi Family Connecticut Avenue, Series 2020-01, Class M-10 (1* 1MO LIBOR + 375) (b)(c)	3.836%	03/25/50	$15,000,000	$15,560,307
Multi Family Connecticut Avenue, Series 2020-01, Class CE (1* 1MO LIBOR + 750) (b)(c)	7.586%	03/25/50	1,500,000	1,646,347
				88,972,225
Non-Agency MBS 2.0 - 0.5%
Chase Mortgage Finance Corp., Series 2021-CL1, Class M3	1.600%	02/25/50	3,434,633	3,435,873
J.P. Morgan Wealth Management, Series 2021-CL1, Class M1 (1* SOFR30A + 130) (b)	1.350%	02/26/71	2,535,442	2,539,022
J.P. Morgan Wealth Management, Series 2021-CL1, Class M3 (1* SOFR30A + 180) (b)	1.850%	02/26/71	1,913,638	1,923,225
				7,898,120
Non-QM - 0.0% (d)
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A3 (b)	2.207%	08/25/34	5,497	5,672

Office - 1.2%
Drop Mortgage Trust, Series 2021-FILE, Class C (1* 1MO LIBOR + 225) (b)(c)	2.350%	04/15/26	12,000,000	12,030,094
Goldman Sachs Mortgage Securities Corp. Trust, Series 2021-ROSS, Class D (c)	2.596%	05/15/26	5,750,000	5,754,346
				17,784,440
Residential Transition Loan - 3.0%
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A1 (c)	3.280%	03/25/25	6,275,000	6,356,569
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A2 (c)	5.610%	03/25/25	9,500,000	9,594,091
Antler Mortgage Trust, Series 2021-RTL1, Class M (c)	5.438%	05/25/25	16,188,000	16,194,389
Colony American Finance Ltd., Series 2021-RTL1, Class A2 (c)	3.104%	03/26/29	7,500,000	7,495,020

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Securitized - 81.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Residential Transition Loan - 3.0% (Continued)
LHOME Mortgage Trust, Series 2021-RTL1, Class M (c)	4.458%	09/25/26	$5,750,000	$5,738,977
				45,379,046
Retail - 2.8%
BB-UBS Trust, Series 2012-SHOW, Class A (c)	3.430%	11/05/36	5,000,000	5,270,371
BX Trust, Series 2021-VIEW, Class E (c)	3.696%	06/15/23	2,730,500	2,730,493
BX Trust, Series 2018-EXCL, Class A (1* 1MO LIBOR + 108.763) (b)(c)	1.184%	09/15/37	10,697,243	10,616,939
BX Trust, Series 2018-EXCL, Class B (c)	1.421%	09/15/37	621,283	607,304
BX Trust, Series 2018-EXCL, Class C (c)	2.071%	09/15/37	2,485,130	2,411,983
Citigroup Commercial Mortgage, Series 2017-MDRB, Class D (1* 1MO LIBOR + 325) (b)(c)	3.346%	07/15/30	9,650,000	9,575,251
Citigroup Commercial Mortgage, Series 2017-MDRB, Class A (1* 1MO LIBOR + 110) (b)(c)	1.196%	07/15/30	304,642	303,432
Credit Suisse First Boston, Series 2018-SITE, Class C (b)(c)	4.941%	04/17/36	4,575,000	4,732,143
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class C (1* 1MO LIBOR + 180) (b)(c)	1.884%	02/15/40	2,318,006	2,329,554
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class D (1* 1MO LIBOR + 250) (b)(c)	2.584%	02/15/40	1,704,416	1,717,166
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class E (1* 1MO LIBOR + 365) (b)(c)	3.734%	02/15/40	1,681,690	1,698,477
				41,993,113
Single Family Rental - 2.7%
American Homes 4 Rent, Series 2015-SFR2, Class D (c)	5.036%	10/18/52	1,171,000	1,273,906
AMSR Trust, Series 2020-SFR2, Class G (c)	4.000%	07/17/37	500,000	506,791
Colony American Finance Ltd., Series 2020-4, Class B (c)	1.707%	12/15/52	4,750,000	4,697,696
Invitation Homes Trust, Series 2018-SFR3, Class A (1* 1MO LIBOR + 100) (b)(c)	1.084%	07/17/37	11,562,134	11,581,513
Progress Residential Trust, Series 2021-SFR1, Class B (c)	1.303%	04/17/38	2,500,000	2,458,282
Progress Residential Trust, Series 2021-SFR1, Class E (c)	2.106%	04/17/38	1,900,000	1,873,678

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Securitized - 81.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Single Family Rental - 2.7% (Continued)
Star, Series 2021-SFR1, Class E (1* 1MO LIBOR + 170) (b)(c)	1.785%	04/17/38	$18,300,000	$18,314,113
				40,705,979
Small Business - 4.7%
Credibility Asset Securitization, Series 2021-1A, Class A (c)	2.390%	04/15/26	8,000,000	8,077,906
Credibility Asset Securitization, Series 2021-1A, Class C (c)	3.380%	04/15/26	1,375,000	1,388,897
Credibility Asset Securitization, Series 2021-1A, Class B (c)	5.930%	04/15/26	2,676,000	2,721,882
Newtek Small Business Loan Trust, Series 2018-1, Class A (1* Prime - 55) (b)(c)	2.700%	02/25/44	1,127,866	1,111,218
Newtek Small Business Loan Trust, Series 2018-1, Class B (1* Prime + 75) (b)(c)	4.000%	02/25/44	2,481,306	2,402,250
Newtek Small Business Loan Trust, Series 2019-01, Class A (1* Prime - 90) (b)(c)	2.350%	12/25/44	3,151,687	3,134,205
OnDeck Asset Securitization Trust, Series 2021-1A, Class B (c)	2.280%	05/17/27	3,500,000	3,521,457
OnDeck Asset Securitization Trust, Series 2021-1A, Class C (c)	2.970%	05/17/27	3,250,000	3,269,485
OnDeck Asset Securitization Trust, Series 2021-1A, Class D (c)	4.940%	05/17/27	5,000,000	5,045,106
SFS Asset Securitization LLC, Series 2019-1, Class A (c)	4.238%	06/10/25	7,400,000	7,406,488
SFS Asset Securitization LLC, Series 2019-1, Class B (c)	5.023%	06/10/25	2,000,000	2,012,114
SFS Asset Securitization LLC, Series 2019-1, Class C (c)	6.390%	06/10/25	746,000	746,570
Small Business Lending Trust, Series 2019-A, Class B (c)	3.420%	07/15/26	1,383,490	1,381,686
Small Business Lending Trust, Series 2019-A, Class C (c)	4.310%	07/15/26	8,455,000	8,403,491
Small Business Lending Trust, Series 2019-A, Class D (c)	6.300%	07/15/26	5,000,000	4,987,470

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Securitized - 81.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Small Business - 4.7% (Continued)
Small Business Lending Trust, Series 2020-A, Class A (c)	2.620%	12/15/26	$922,912	$925,003
Small Business Lending Trust, Series 2020-A, Class B (c)	3.200%	12/15/26	2,000,000	2,007,831
Small Business Lending Trust, Series 2020-A, Class C (c)	5.010%	12/15/26	10,800,000	10,842,870
				69,385,929
Student Loan - 1.0%
College Ave Student Loans, Series 2018-A, Class B (c)	4.750%	12/26/47	1,206,427	1,278,059
College Ave Student Loans, Series 2018-A, Class C (c)	5.500%	12/26/47	735,599	768,697
College Ave Student Loans, Series 2019-A, Class C (c)	4.460%	12/28/48	3,825,054	3,950,702
College Ave Student Loans, Series 2021-A, Class B (c)	2.320%	07/25/51	2,500,000	2,510,322
College Ave Student Loans, Series 2021-A, Class D (c)	4.120%	07/25/51	1,250,000	1,262,179
CommonBond Student Loan Trust, Series 2017-BGS, Class C (c)	4.440%	09/25/42	98,836	102,584
Earnest Student Loan Program LLC, Series 2016-D, Class R (c)(e)(f)	0.000%	01/25/41	5,000	500
Laurel Road Prime Student Loan, Series 2019-A, Class BFX (c)	3.000%	10/25/48	1,842,378	1,882,044
Prodigy Finance, Series 2021-1A, Class A (c)	1.336%	07/25/51	2,677,792	2,687,090
				14,442,177
Unsecured Consumer - 15.3%
Avant Loans Funding Trust, Series 2020-REV1, Class A (c)	2.170%	05/15/29	4,800,000	4,824,198
Avant Loans Funding Trust, Series 2021-REV1, Class C (c)	2.300%	07/15/30	5,000,000	5,015,017
Consumer Loan Underlying Bond Credit Trust, Series 2019-P1, Class C (c)	4.660%	07/15/26	10,000,000	10,187,189
Consumer Loan Underlying Bond Credit Trust, Series 2019-HP1, Class B (c)	3.480%	12/15/26	5,000,000	5,087,773

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Securitized - 81.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 15.3% (Continued)
Freedom Financial, Series 2019-1, Class B (c)	3.870%	06/18/26	$339,624	$340,483
Freedom Financial, Series 2019-2, Class C (c)	4.860%	11/18/26	5,500,000	5,633,349
Freedom Financial, Series 2020-FP1, Class B (c)	3.060%	03/18/27	6,750,000	6,813,405
Freedom Financial, Series 2020-FP1, Class C (c)	4.370%	03/18/27	3,250,000	3,314,397
Freedom Financial, Series 2020-3FP, Class B (c)	4.180%	09/20/27	3,550,355	3,583,370
Freedom Financial, Series 2020-3FP, Class C (c)	6.960%	09/20/27	2,500,000	2,641,767
Freedom Financial, Series 2021-1CP, Class B (c)	1.410%	03/20/28	4,000,000	4,011,600
Freedom Financial, Series 2021-1CP, Class C (c)	2.830%	03/20/28	3,250,000	3,286,271
Freedom Financial, Series 2021-3FP, Class C (c)	1.600%	11/20/28	5,300,000	5,307,563
Freedom Financial Trust, Series 2020-2CP, Class B (c)	5.500%	06/18/27	2,472,766	2,520,149
Freedom Mortgage Trust, Series 2020-2CP, Class C (c)	6.000%	06/18/27	12,585,000	13,193,160
LendingPoint Asset Securitization Trust, Series 2019-1, Class C (c)	4.504%	08/15/25	548,331	549,256
Lendmark Funding Trust, Series 2020-2A, Class C (c)	4.690%	04/21/31	1,000,000	1,044,514
Lendmark Funding Trust, Series 2021-1A, Class D (c)	5.050%	11/20/31	3,000,000	3,039,017
Liberty Lending Services, Series 2021-1A, Class A (c)	1.070%	05/15/29	9,179,526	9,171,827
Liberty Lending Services, Series 2021-1A, Class B (c)	2.170%	05/15/29	1,650,000	1,647,907
Liberty Lending Services, Series 2021-1A, Class C (c)	3.540%	05/15/29	6,700,000	6,689,347
LL ABS Trust, Series 2020-1, Class A (c)	2.330%	07/15/22	2,288,922	2,301,184
LL ABS Trust, Series 2020-1, Class B (c)	3.790%	03/15/23	7,000,000	7,154,587
LL ABS Trust, Series 2020-1, Class C (c)	6.540%	11/15/23	2,200,000	2,361,782

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Securitized - 81.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 15.3% (Continued)
LL ABS Trust, Series 2019-1, Class B (c)	3.520%	03/15/27	$3,660,288	$3,680,431
LL ABS Trust, Series 2019-1, Class C (c)	5.070%	03/15/27	4,500,000	4,618,727
Mariner Finance Issuance Trust, Series 2020-A, Class D (c)	5.750%	08/21/34	8,000,000	8,149,134
Mariner Finance Issuance Trust, Series 2019-A, Class C (c)	4.010%	07/20/32	2,120,000	2,175,258
Mariner Finance Issuance Trust, Series 2021-AA, Class D (c)	4.340%	03/20/36	1,390,000	1,424,067
Marlette Funding Trust, Series 2019-4, Class B (c)	2.950%	12/17/29	760,000	768,659
Oportun Funding LLC, Series 2021-B, Class A (c)	1.470%	05/08/31	3,500,000	3,501,970
Oportun Funding LLC, Series 2021-B, Class C (c)	3.650%	05/08/31	1,275,000	1,280,797
Oportun Funding LLC, Series 2021-B, Class D (c)	5.410%	05/08/31	2,080,000	2,090,336
Oportun Funding XIV LLC, Series 2021-A, Class C (c)	3.440%	03/08/28	6,950,000	7,046,924
Prosper Marketplace Issuance Trust, Series 2019-3A, Class CERT (c)	0.000%	07/15/25	81,061,702	1,200,037
Prosper Marketplace Issuance Trust, Series 2019-3, Class B (c)	3.590%	07/15/25	633,803	634,311
Prosper Marketplace Issuance Trust, Series 2019-4, Class B (c)	3.200%	02/17/26	3,065,454	3,078,558
Regional Management Issuance Trust, Series 2019-1, Class C (c)	4.110%	11/15/28	2,000,000	2,029,165
Regional Management Issuance Trust, Series 2020-1, Class A (c)	2.340%	10/15/30	2,000,000	2,040,420
Regional Management Issuance Trust, Series 2020-1, Class B (c)	3.230%	10/15/30	2,500,000	2,552,751
Regional Management Issuance Trust, Series 2021-1, Class B (c)	2.420%	03/17/31	895,000	893,472
Regional Management Issuance Trust, Series 2021-1, Class C (c)	3.040%	03/17/31	1,550,000	1,546,590

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Securitized - 81.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 15.3% (Continued)
Upgrade Master Pass-Thru Trust, Series 2019-ST1, Class A (c)	4.000%	07/15/25	$1,214,079	$1,228,706
Upgrade Master Pass-Thru Trust, Series 2019-ST3, Class A (c)	3.750%	11/15/25	837,104	846,462
Upstart Pass Through Trust, Series 2021-ST5, Class A (c)	2.000%	07/20/27	7,451,809	7,441,964
Upstart Pass-Through Trust, Series 2020-ST6, Class A (c)	3.000%	01/20/27	5,897,620	5,968,645
Upstart Pass-Through Trust, Series 2021-ST4, Class A (c)	2.000%	07/20/27	7,132,098	7,124,920
Upstart Pass-Through Trust, Series 2020-ST1, Class A (c)	3.750%	02/20/28	2,032,807	2,072,262
Upstart Pass-Through Trust, Series 2020-ST2, Class A (c)	3.500%	03/20/28	1,995,424	2,035,533
Upstart Pass-Through Trust, Series 2020-ST3, Class A (c)	3.350%	04/20/28	2,454,613	2,498,603
Upstart Pass-Through Trust, Series 2021-1A, Class C (c)	1.750%	10/20/29	4,000,000	3,997,255
Upstart Securitization Trust, Series 2021-ST1, Class A (c)	2.750%	02/20/27	2,365,819	2,384,577
Upstart Securitization Trust, Series 2021-ST2, Class A (c)	2.500%	04/20/27	7,469,094	7,546,685
Upstart Securitization Trust, Series 2019-2, Class B (c)	3.734%	09/20/29	9,810,557	9,898,571
Upstart Securitization Trust, Series 2019-2, Class C (c)	4.783%	09/20/29	5,587,000	5,698,367
Upstart Securitization Trust, Series 2019-3, Class B (c)	3.829%	01/21/30	4,500,000	4,559,569
Upstart Securitization Trust, Series 2021-1, Class B (c)	1.890%	03/20/31	1,850,000	1,859,605
Upstart Securitization Trust, Series 2021-1, Class C (c)	4.060%	03/20/31	1,000,000	1,027,162

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Securitized - 81.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 15.3% (Continued)
Upstart Securitization Trust, Series 2021-2, Class B (c)	1.750%	06/20/31	$3,250,000	$3,256,767
				227,876,372

Total Securitized (Cost $1,203,885,672)				$1,215,606,339

Registered Investment Companies - 14.1%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund, Premier Class, 0.04% (g)	202,600,468	$202,640,988
State Street Navigator Securities Lending Portfolio I, 0.09% (g)(h)	7,465,840	7,465,840
Total Registered Investment Companies(Cost $210,002,134)		$210,106,828

Total Investment Securities - 99.9% (Cost $1,479,822,222)		$1,492,223,328

Other Assets in Excess of Liabilities - 0.1%		1,768,039

Net Assets - 100.0%		$1,493,991,367

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2021 was $7,278,946.
(b)	Variable rate security. The rate shown is the effective interest rate as of September 30, 2021. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, pre repayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of September 30, 2021 was $1,187,642,138, representing 79.5% of net assets.
(d)	Percentage rounds to less than 0.1%.
(e)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of September 30, 2021 was $21,009,506, representing 1.4% of net assets.
(f)	Security is fair valued under procedures established by the Board of Trustees. The total value of these securities is $500, representing 0.0%(d) of net assets.
(g)	The rate shown is the 7-day effective yield as of September 30, 2021.
(h)	This security was purchased with cash collateral held from securities on loan.

A/S -	Aktieselskab
IO -	Interest Only
LIBOR -	London Interbank Offered Rate
NA -	National Association
PO -	Principal Only
REIT -	Real Estate Investment Trust
SOFR -	Secured Overnight Financing Rate

Diamond Hill Core Bond Fund

Schedule of Investments

September 30, 2021 (Unaudited)

Corporate Credit - 17.1%	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 5.9%
Bank of America Corp. (3MO LIBOR + 102.1) (a)	2.881%	04/24/23	$100,000	$101,369
Bank of America Corp. (b)	1.486%	05/19/24	830,000	842,299
Bank of America Corp. (3MO LIBOR + 97) (a)	3.458%	03/15/25	425,000	452,163
Bank of America Corp.	3.875%	08/01/25	300,000	330,616
Bank of America Corp. (3MO LIBOR + 64) (a)	2.015%	02/13/26	400,000	410,389
Bank of America Corp. (SOFR + 115) (a)	1.319%	06/19/26	150,000	149,963
Bank of America Corp. (SOFR + 91) (a)	1.658%	03/11/27	250,000	251,435
Bank of America Corp. (3MO LIBOR + 157.5) (a)	3.824%	01/20/28	100,000	110,355
Bank of America Corp. (SOFR + 215) (a)	2.592%	04/29/31	450,000	459,283
Bank of Montreal France	0.949%	01/22/27	630,000	620,193
Bank of New York Mellon Corp. (The), Series MTN	1.850%	01/27/23	200,000	203,812
Bank of New York Mellon Corp. (The)	3.000%	10/30/28	100,000	108,064
Bank of Nova Scotia	1.950%	02/01/23	130,000	132,770
Bank of Nova Scotia	0.400%	09/15/23	650,000	649,838
Canadian Imperial Bank of Commerce (3MO LIBOR + 78.5) (a)	2.606%	07/22/23	100,000	101,766
Capital One Financial Corp.	2.600%	05/15/23	200,000	206,761
Capital One Financial Corp.	3.750%	07/28/26	100,000	109,775
Citigroup, Inc (SOFR + 166.7) (a)	1.678%	05/15/24	500,000	509,726
Citigroup, Inc. (3MO LIBOR + 89.66) (a)	3.352%	04/24/25	200,000	212,430
Citigroup, Inc.	3.300%	04/27/25	100,000	107,783
Citigroup, Inc. (3MO LIBOR + 125) (a)	1.395%	07/01/26	100,000	103,169
Citigroup, Inc. (3MO LIBOR + 156.3) (a)	3.887%	01/10/28	500,000	552,515
Citigroup, Inc.	4.125%	07/25/28	150,000	167,436
Citigroup, Inc. (SOFR + 142.2) (a)	2.976%	11/05/30	180,000	189,250
Citigroup, Inc. (SOFR + 454.8) (a)	5.316%	03/26/41	100,000	132,766
Citizens Financial Group	2.850%	07/27/26	225,000	238,876
Comerica Bank, Series BKNT (b)	2.500%	07/23/24	250,000	262,145
Cooperatieve Rabobank UA (c)	2.625%	07/22/24	250,000	262,380
Discover Bank	4.650%	09/13/28	700,000	810,653
Discover Bank	2.700%	02/06/30	250,000	259,273
Discover Financial Services	4.100%	02/09/27	100,000	111,394

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Corporate Credit - 17.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 5.9% (Continued)
Eaton Vance Corp.	3.625%	06/15/23	$478,000	$502,213
Fifth Third Bancorp (b)	2.375%	01/28/25	275,000	285,901
First Horizon Bank (b)	5.750%	05/01/30	250,000	305,407
Goldman Sachs Group, Inc.	0.657%	09/10/24	375,000	375,062
Goldman Sachs Group, Inc.	3.500%	01/23/25	405,000	433,808
Goldman Sachs Group, Inc.	3.500%	04/01/25	250,000	268,776
Goldman Sachs Group, Inc.	3.500%	11/16/26	350,000	378,217
Goldman Sachs Group, Inc. (SOFR + 78.9) (a)	1.093%	12/09/26	250,000	246,356
Goldman Sachs Group, Inc.	3.800%	03/15/30	500,000	556,604
Goldman Sachs Group, Inc. (SOFR + 128.1) (a)	2.615%	04/22/32	800,000	809,672
Huntington Bancshares, Inc.	2.625%	08/06/24	125,000	131,109
JPMorgan Chase & Co. (3MO LIBOR + 100) (a)	1.126%	01/15/23	100,000	100,387
JPMorgan Chase & Co. (SOFR + 60) (a)	0.653%	09/16/24	150,000	150,375
JPMorgan Chase & Co. (3MO LIBOR + 100) (a)	4.023%	12/05/24	550,000	589,094
JPMorgan Chase & Co. (SOFR + 80) (a)	1.045%	11/19/26	500,000	492,416
JPMorgan Chase & Co. (SOFR + 88.5) (a)	1.578%	04/22/27	400,000	400,811
JPMorgan Chase & Co.	1.470%	09/22/27	400,000	397,440
JPMorgan Chase & Co. (3MO LIBOR + 133.7) (a)	3.782%	02/01/28	100,000	110,191
JPMorgan Chase & Co. (3MO LIBOR + 94.5) (a)	3.509%	01/23/29	100,000	108,781
JPMorgan Chase & Co. (SOFR + 151) (a)	2.739%	10/15/30	100,000	103,562
JPMorgan Chase & Co. (SOFR + 204) (a)	2.522%	04/22/31	750,000	765,152
KeyBank NA (SOFR + 34) (a)(b)	0.423%	01/03/24	500,000	499,961
KeyCorp (b)	2.550%	10/01/29	385,000	400,699
Morgan Stanley (SOFR + 45.5) (a)	0.529%	01/25/24	500,000	500,360
Morgan Stanley (3MO LIBOR + 84.7) (a)	3.737%	04/24/24	100,000	104,927
Morgan Stanley	3.700%	10/23/24	100,000	108,471
Morgan Stanley	3.875%	01/27/26	500,000	553,498
Morgan Stanley	3.125%	07/27/26	100,000	107,628
Morgan Stanley	3.625%	01/20/27	100,000	110,234
Morgan Stanley, Series GMTN (SOFR + 114.3) (a)	2.699%	01/22/31	175,000	180,441
Morgan Stanley (SOFR + 103.4) (a)	1.794%	02/13/32	500,000	476,195
PNC Bank NA (3MO LIBOR + 32.3) (a)(b)	1.743%	02/24/23	250,000	251,468
PNC Bank NA	2.700%	10/22/29	250,000	262,158

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Corporate Credit - 17.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 5.9% (Continued)
PNC Financial Services	2.600%	07/23/26	$250,000	$265,711
Regions Financial Corp.	2.250%	05/18/25	275,000	285,794
Royal Bank of Canada, Series GMTN	1.950%	01/17/23	250,000	255,262
Royal Bank of Canada	1.150%	06/10/25	365,000	365,694
Royal Bank of Canada	1.150%	07/14/26	200,000	198,524
State Street Corp. (SOFR + 94) (a)	2.354%	11/01/25	175,000	182,893
Toronto-Dominion Bank (The) (SOFR + 48) (a)	0.530%	01/27/23	425,000	427,160
Toronto-Dominion Bank (The)	0.750%	01/06/26	350,000	344,449
Toronto-Dominion Bank (The)	1.200%	06/03/26	200,000	199,445
Truist Financial Corp. (b)	2.150%	12/06/24	250,000	260,506
Truist Financial Corp. (SOFR + 60.9) (a)	1.267%	03/02/27	600,000	597,867
Truist Financial Corp.	1.887%	06/07/29	500,000	499,513
US Bancorp	2.400%	07/30/24	350,000	366,663
Wells Fargo & Co.	3.550%	09/29/25	925,000	1,007,705
Wells Fargo & Co. (SOFR + 200) (a)	2.188%	04/30/26	275,000	283,837
Wells Fargo & Co. (SOFR + 210) (a)	2.393%	06/02/28	250,000	257,860
				26,026,904
Basic Industry - 0.4%
Air Products and Chemicals, Inc.	1.850%	05/15/27	475,000	489,366
FMC Corp.	3.450%	10/01/29	300,000	323,765
Nucor Corp.	2.000%	06/01/25	250,000	257,356
PPG Industries, Inc.	2.400%	08/15/24	110,000	115,042
PPG Industries, Inc.	2.550%	06/15/30	300,000	307,937
Sherwin-Williams Co. (b)	2.300%	05/15/30	250,000	252,352
				1,745,818
Brokerage Asset Managers Exchanges - 0.3%
Ameriprise Financial, Inc.	3.000%	04/02/25	250,000	265,575
CBOE Holdings, Inc.	3.650%	01/12/27	100,000	110,200
Charles Schwab Corp. (The)	0.900%	03/11/26	500,000	495,585
International Exchange, Inc.	0.700%	06/15/23	275,000	276,161
				1,147,521
Capital Goods - 0.3%
Carrier Global Corp. (b)	2.700%	02/15/31	250,000	257,409
General Electric Capital Corp.	6.750%	03/15/32	300,000	410,363
L3 Harris Technologies, Inc.	3.850%	12/15/26	50,000	55,291

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Corporate Credit - 17.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Capital Goods - 0.3% (Continued)
Lennox International, Inc.	3.000%	11/15/23	$100,000	$104,502
Republic Services, Inc.	2.500%	08/15/24	200,000	209,435
Waste Management, Inc.	1.150%	03/15/28	300,000	288,878
				1,325,878
Communications - 1.5%
American Tower Corp. (b)	1.450%	09/15/26	300,000	298,605
American Tower Corp.	3.800%	08/15/29	100,000	110,890
American Tower Corp.	2.100%	06/15/30	100,000	97,857
AT&T, Inc.	2.300%	06/01/27	650,000	672,734
AT&T, Inc.	2.550%	12/01/33	114,000	112,155
AT&T, Inc.	4.500%	05/15/35	100,000	117,064
British Telecommunications plc (b)(c)	3.250%	11/08/29	275,000	287,710
Comcast Corp.	3.950%	10/15/25	750,000	831,986
Comcast Corp.	4.150%	10/15/28	414,000	476,114
Comcast Corp.	2.650%	02/01/30	100,000	104,330
Comcast Corp. (b)	1.950%	01/15/31	250,000	245,335
Comcast Corp.	3.969%	11/01/47	144,000	164,421
Deutsche Telekom International Finance (c)	4.750%	06/21/38	100,000	121,898
Twenty-First Century Fox, Inc.	4.030%	01/25/24	50,000	53,647
Verizon Communications, Inc. (3MO LIBOR + 110) (a)	1.225%	05/15/25	100,000	102,730
Verizon Communications, Inc.	4.125%	03/16/27	100,000	113,489
Verizon Communications, Inc.	3.000%	03/22/27	120,000	128,782
Verizon Communications, Inc.	1.750%	01/20/31	500,000	475,245
Verizon Communications, Inc. (c)	2.355%	03/15/32	1,237,000	1,223,324
Verizon Communications, Inc.	2.987%	10/30/56	143,000	132,041
Walt Disney Co. (The)	1.750%	08/30/24	175,000	180,425
Walt Disney Co. (The)	2.000%	09/01/29	550,000	554,950
Walt Disney Co. (The)	3.800%	03/22/30	100,000	113,655
				6,719,387
Consumer Cyclical - 0.9%
BMW US Capital, LLC (c)	3.900%	04/09/25	300,000	327,780
CVS Health Corp.	3.750%	04/01/30	500,000	555,477
CVS Health Corp.	5.050%	03/25/48	250,000	321,801
Daimler Finance LLC (b)(c)	1.750%	03/10/23	275,000	279,991

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Corporate Credit - 17.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer Cyclical - 0.9% (Continued)
Ford Motor Co.	4.346%	12/08/26	$100,000	$106,500
Ford Motor Co.	7.450%	07/16/31	75,000	97,864
General Motors Financial Co., Inc.	4.300%	07/13/25	700,000	768,119
General Motors Financial Co., Inc.	4.000%	10/06/26	100,000	110,128
Home Depot, Inc. (The) (b)	1.500%	09/15/28	300,000	296,468
Home Depot, Inc. (The)	3.500%	09/15/56	100,000	111,830
Toyota Motor Credit Corp.	0.500%	06/18/24	500,000	497,576
Toyota Motor Credit Corp. (b)	0.800%	01/09/26	300,000	295,976
Walgreens Boots Alliance, Inc.	3.200%	04/15/30	250,000	267,661
				4,037,171
Consumer Non-Cyclical - 0.9%
Abbott Laboratories	4.750%	11/30/36	100,000	127,236
AbbVie, Inc.	2.950%	11/21/26	335,000	358,834
AbbVie, Inc.	4.550%	03/15/35	100,000	119,841
Amgen, Inc.	1.900%	02/21/25	310,000	318,934
Anheuser-Busch Cos., LLC	4.700%	02/01/36	100,000	120,844
Anheuser-Busch InBev SA/NV	4.750%	01/23/29	100,000	117,728
Anheuser-Busch InBev SA/NV (b)	3.500%	06/01/30	600,000	657,152
Kimberly-Clark Corp.	3.950%	11/01/28	100,000	114,652
Kroger Co. (The)	2.650%	10/15/26	100,000	106,058
Kroger Co. (The)	2.200%	05/01/30	125,000	125,587
Kroger Co. (The)	1.700%	01/15/31	550,000	525,216
Laboratory Corp. of American Holdings	1.550%	06/01/26	375,000	375,735
Mondelēz International, Inc. (b)(c)	1.250%	09/24/26	300,000	297,766
Zoetics, Inc., Series 4006	2.000%	05/15/30	525,000	520,135
				3,885,718
Electric - 1.6%
Ameren Corp.	2.500%	09/15/24	130,000	135,870
American Electric Power, Inc. (b)	1.000%	11/01/25	500,000	494,340
Berkshire Hathaway Energy Corp. (b)	1.650%	05/15/31	500,000	478,876
CMS Energy Corp.	2.950%	02/15/27	100,000	105,642
Dominion Energy, Inc.	1.450%	04/15/26	750,000	752,434
DTE Energy Co., Series C	2.529%	10/01/24	150,000	156,514
DTE Energy Co., Series E	2.850%	10/01/26	100,000	105,983
DTE Energy Co., Series H	2.950%	03/01/30	125,000	130,526

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Corporate Credit - 17.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Electric - 1.6% (Continued)
Duke Energy Indiana LLC	2.750%	04/01/50	$370,000	$353,881
Duke Energy Progress, Inc.	2.000%	08/15/31	600,000	589,590
Georgia Power Co., Series 2020-A	2.100%	07/30/23	230,000	236,809
MidAmerican Energy Co.	3.650%	04/15/29	350,000	391,643
Northern States Power Co. of Wisconsin (b)	2.250%	04/01/31	500,000	508,642
Northern States Power Co. of Wisconsin	2.900%	03/01/50	125,000	125,560
Oncor Electric Delivery Co. LLC	3.750%	04/01/45	490,000	557,400
PECO Energy Co.	3.000%	09/15/49	200,000	200,804
PPL Electric Utilities (b)	3.000%	10/01/49	160,000	163,692
Public Service Electric & Gas Co.	2.250%	09/15/26	100,000	104,285
Southwestern Electric Power	2.750%	10/01/26	100,000	105,168
WEC Energy Group, Inc.	0.800%	03/15/24	700,000	702,161
Wisconsin Power & Light	1.950%	09/16/31	800,000	787,190
				7,187,010
Energy - 0.9%
BP Capital Markets plc	3.194%	04/06/25	175,000	187,327
Chevron Corp.	1.995%	05/11/27	500,000	515,755
Cimarex Energy Co.	3.900%	05/15/27	100,000	109,412
Diamondback Energy, Inc.	3.250%	12/01/26	200,000	214,170
Energy Transfer Operating LP	4.500%	04/15/24	75,000	81,107
Exxon Mobil Corp.	2.992%	03/19/25	240,000	256,034
Helmerich & Payne, Inc. (c)	2.900%	09/29/31	650,000	651,501
Phillips 66 Partners LP	3.700%	04/06/23	250,000	261,873
Phillips 66 Partners LP	2.450%	12/15/24	100,000	103,747
Phillips 66 Partners LP	3.550%	10/01/26	100,000	107,746
Royal Dutch Shell plc (b)	2.375%	11/07/29	320,000	332,408
Shell International Finance BV	6.375%	12/15/38	73,000	107,736
Suncor Energy, Inc.	2.800%	05/15/23	300,000	310,477
Total Capital International SA	2.829%	01/10/30	120,000	127,965
Valero Energy Corp.	2.700%	04/15/23	250,000	258,056
Valero Energy Corp.	3.400%	09/15/26	100,000	107,588
				3,732,902
Insurance - 1.9%
Allstate Corp. (The)	0.750%	12/15/25	1,000,000	987,667
Athene Global Funding (c)	2.500%	01/14/25	225,000	233,881

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Corporate Credit - 17.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Insurance - 1.9% (Continued)
Equitable Financial Life (c)	1.800%	03/08/28	$609,000	$605,086
Lincoln National Corp.	3.625%	12/12/26	100,000	109,879
MassMutual Global Funding (c)	1.200%	07/16/26	400,000	396,362
MassMutual Global Funding (c)	2.150%	03/09/31	500,000	502,974
Met Life Global Funding I (b)(c)	0.900%	06/08/23	250,000	252,414
Met Life Global Funding I (c)	1.550%	01/07/31	500,000	475,514
New York Life Global Funding (c)	2.900%	01/17/24	100,000	105,389
New York Life Global Funding (c)	2.350%	07/14/26	50,000	52,146
New York Life Global Funding (c)	1.200%	08/07/30	1,250,000	1,170,982
Pacific Life Global Fund II (c)	1.450%	01/20/28	500,000	491,445
Pricoa Global Funding (c)	3.450%	09/01/23	160,000	169,122
Principal Life Global Funding II (c)	1.250%	06/23/25	525,000	525,875
Principal Life Global Funding II (c)	0.875%	01/12/26	500,000	490,207
Progressive Corp.	3.200%	03/26/30	240,000	261,959
Protective Life Global Funding (c)	1.900%	07/05/28	650,000	650,888
Protective Life Global Funding (c)	1.737%	09/21/30	1,100,000	1,066,966
				8,548,756
Natural Gas - 0.1%
Atmos Energy Corp.	2.625%	09/15/29	310,000	321,757

Other Utility - 0.3%
American Water Capital Corp.	2.800%	05/01/30	300,000	314,671
American Water Capital Corp.	2.300%	06/01/31	825,000	833,453
				1,148,124
REITS - 1.0%
Alexandria Real Estate Equities, Inc.	3.950%	01/15/28	100,000	112,257
American Campus Communities, Inc.	3.750%	04/15/23	309,000	321,664
American Campus Communities, Inc.	3.625%	11/15/27	100,000	109,175
American Homes 4 Rent	4.250%	02/15/28	100,000	113,204
Boston Properties LP	2.750%	10/01/26	50,000	52,744
CubeSmart LP	3.125%	09/01/26	50,000	53,190
CubeSmart LP	3.000%	02/15/30	280,000	294,578
CubeSmart LP (b)	2.000%	02/15/31	200,000	194,486
ERP Operating LP	2.850%	11/01/26	100,000	106,327
ERP Operating LP (b)	2.500%	02/15/30	150,000	154,571

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Corporate Credit - 17.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
REITS - 1.0% (Continued)
Life Storage LP	3.875%	12/15/27	$100,000	$112,168
Public Storage	1.850%	05/01/28	800,000	810,862
Realty Income Corp.	3.875%	04/15/25	100,000	109,542
Realty Income Corp.	0.750%	03/15/26	625,000	610,078
Realty Income Corp.	3.000%	01/15/27	100,000	107,076
Simon Property Group LP	2.000%	09/13/24	320,000	331,220
Spirit Realty LP	4.450%	09/15/26	100,000	111,678
Spirit Realty LP (b)	2.100%	03/15/28	250,000	248,701
Spirit Realty LP	4.000%	07/15/29	60,000	66,471
Spirit Realty LP	3.200%	02/15/31	250,000	259,596
				4,279,588
Technology - 0.5%
Apple, Inc.	3.000%	06/20/27	100,000	109,474
Apple, Inc.	2.200%	09/11/29	250,000	257,418
Apple, Inc.	1.650%	05/11/30	300,000	294,309
Dell International LLC / EMC Corp.	5.300%	10/01/29	100,000	120,882
Fidelity National Information Services (b)	1.650%	03/01/28	300,000	296,192
Oracle Corp.	2.800%	04/01/27	300,000	317,814
Oracle Corp.	2.300%	03/25/28	300,000	306,741
Oracle Corp.	3.250%	05/15/30	500,000	535,029
				2,237,859
Transportation - 0.6%
Alaska Airlines, Series 2020-1B, Class A (c)	4.800%	08/15/27	138,239	153,933
American Airlines Pass-Through Trust, Series 2016-2, Class AA	3.200%	12/15/29	354,150	356,436
CSX Corp.	4.250%	11/01/66	100,000	121,729
FedEx Corp. (b)	2.400%	05/15/31	500,000	504,325
FedEx Corp.	1.875%	02/20/34	496,927	491,002
Kirby Corp.	4.200%	03/01/28	100,000	109,856
Southwest Airlines Co. (b)	3.000%	11/15/26	100,000	106,172
U.S. Airways Pass-Through Trust, Series 2011-1, Class A	7.125%	04/22/25	30,201	32,140
United Airlines Pass-Through Trust, Series 2007-1, Class A	6.636%	01/02/24	20,871	21,463

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Corporate Credit - 17.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Transportation - 0.6% (Continued)
United Airlines Pass-Through Trust, Series 2020-1, Class B	4.875%	07/15/27	$467,125	$494,658
United Airlines Pass-Through Trust, Series 2020-1, Class A	5.875%	04/15/29	278,243	311,365
				2,703,079

Total Corporate Credit (Cost $73,669,744)				$75,047,472

Government Related - 0.2%	Coupon	Maturity	Shares / Par Value	Fair Value
Government Owned, No Guarantee - 0.2%
Tennessee Valley Authority (Cost $771,155)	4.625%	09/15/60	$525,000	$762,778

Securitized - 62.7%	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 4.4%
BXG Receivables, Series 2018-A, Class C (c)	4.440%	02/02/34	$319,851	$333,811
Cascade Funding Mortgage Trust, Series 2021-GRN1, Class B (c)	1.830%	03/20/41	1,000,000	987,411
Diamond Resorts Owner Trust, Series 2019-1, Class B (c)	3.530%	02/20/32	122,507	125,814
Diamond Resorts Owner Trust, Series 2021-1A, Class B (c)	2.050%	11/21/33	612,545	616,829
Diamond Resorts Owner Trust, Series 2021-1A, Class C (c)	2.700%	11/21/33	367,527	371,176
FMC GMSR Issuer Trust, Series 2019-GT2, Class A (c)	4.230%	09/25/24	400,000	399,033
FMC GMSR Issuer Trust, Series 2020-GT1, Class A (a)(c)	4.450%	01/25/26	1,000,000	993,239
FMC GMSR Issuer Trust, Series 2021-GT1, Class A (c)	3.620%	07/25/26	1,250,000	1,246,734
Gold Key Resorts LLC, Series 2014-A, Class A (c)	3.220%	03/17/31	12,065	12,204
GoodGreen Trust, Series 2017-1A, Class A (c)	3.740%	10/15/52	67,990	71,496

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Securitized - 62.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 4.4% (Continued)
GoodGreen Trust, Series 2020-1A, Class A (c)	2.630%	04/15/55	$391,166	$397,372
Helios Issuer LLC, Series 2019-AA, Class A (c)	3.750%	06/20/46	107,249	112,176
Helios Issuer LLC, Series 2020-4, Class A (c)	2.980%	06/20/47	252,593	262,033
Helios Issuer LLC, Series 2021-A, Class A (c)	1.800%	02/20/48	588,182	586,998
Hero Funding Trust, Series 2016-2A, Class A (c)	3.750%	09/20/41	125,316	130,303
Hero Funding Trust, Series 2016-3A, Class A1 (c)	3.080%	09/20/42	161,421	165,688
Hero Funding Trust, Series 2016-3B, Class B (c)	5.240%	09/20/42	153,754	153,918
Hero Funding Trust, Series 2016-4A, Class A1 (c)	3.570%	09/20/47	183,270	187,445
Hero Funding Trust, Series 2016-4B, Class B (c)	4.990%	09/20/47	96,538	98,486
Hero Funding Trust, Series 2017-3A, Class A1 (c)	3.190%	09/20/48	163,038	169,345
Hero Funding Trust, Series 2018-1A, Class A2 (c)	4.670%	09/20/48	63,383	67,706
Hilton Grand Vacations Trust, Series 2020-A, Class B (c)	4.220%	02/25/39	333,081	355,338
Holiday Inn Timeshare Trust, Series 2020-A, Class C (c)	3.420%	10/09/39	516,763	533,790
Loanpal Solar Loan Ltd., Series 2020-3GS, Class B (c)	3.450%	12/20/47	600,000	630,323
Loanpal Solar Loan Ltd., Series 2021-1GS, Class A (c)	2.290%	01/20/48	622,940	629,415
Loanpal Solar Loan Ltd., Series 2021-1GS, Class B (c)	2.840%	01/20/48	1,000,000	1,020,727
Loanpal Solar Loan Ltd., Series 2021-2GS, Class A (c)	2.220%	03/20/48	886,812	886,863
Mill City Solar Loan Ltd., Series 2019-2GS, Class A (c)	3.690%	07/20/43	161,494	171,749
Mosaic Solar Loans LLC, Series 2018-1, Class A (c)	4.010%	06/22/43	95,381	102,232

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Securitized - 62.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 4.4% (Continued)
Mosaic Solar Loans LLC, Series 2017-2, Class B (c)	4.770%	06/22/43	$56,148	$60,390
Mosaic Solar Loans LLC, Series 2020-1, Class A (c)	2.100%	04/20/46	239,493	242,557
MVW Own Trust, Series 2021-1WA, Class B (c)	1.440%	01/22/41	322,014	321,705
MVW Own Trust, Series 2021-1WA, Class C (c)	1.940%	01/22/41	598,026	600,122
Ocwen Master Advance Receivables, Series 2020-T1, Class A-T1 (c)	1.300%	08/15/52	670,000	669,657
PNMAC GMSR Issuer Trust, Series 2018-GT2, Class NT (1* 1MO LIBOR + 265) (a)(c)	2.736%	08/25/23	1,000,000	998,641
Renew Financial LLC, Series 2017-1, Class A (c)	3.670%	09/20/52	378,724	396,489
Renew Financial LLC, Series 2017-1, Class B (c)	5.750%	09/20/52	30,126	30,847
Renew Financial LLC, Series 2017-2, Class A (c)	3.220%	09/22/53	43,256	45,023
SPS Servicer Advance Receivables, Series 2020-T1, Class DT1 (c)	2.370%	11/15/52	199,000	200,000
SPS Servicer Advance Receivables, Series 2020-T2, Class D (c)	3.160%	11/15/55	494,000	490,395
Sunnova Solar Issuer LLC, Series 2020-2A, Class A (c)	2.730%	11/01/55	1,086,316	1,102,211
TES LLC, Series 2017-1, Class A (c)	4.330%	10/20/47	285,752	302,530
Westgate Resorts, Series 2018-1, Class B (c)	3.580%	12/20/31	63,460	64,159
Westgate Resorts, Series 2018-1, Class C (c)	4.100%	12/20/31	63,460	63,931
Westgate Resorts, Series 2020-1, Class B (c)	3.963%	03/20/34	778,299	801,097
Westgate Resorts, Series 2020-1A, Class C (c)	6.213%	03/20/34	1,105,208	1,161,282
				19,370,690
Agency CMBS - 2.6%
FARM Mortgage Trust, Series 2021-1, Class A (c)	2.180%	01/25/51	6,250,000	6,221,803
FNMA, Pool #AN3047	2.370%	10/01/26	126,866	133,392
FNMA, Pool #BM6011	3.353%	11/01/26	1,226,136	1,336,643
FNMA, Series 2019-M21, Class 1A1	1.950%	04/25/28	519,135	537,953
FNMA, Pool #AN3598	2.550%	12/01/28	272,805	290,834
FNMA, Pool #BL4548	2.430%	10/01/29	192,464	203,414
FNMA, Pool #FN 464107	4.820%	12/01/29	121,330	136,323

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Securitized - 62.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency CMBS - 2.6% (Continued)
FNMA, Pool #FN AM9491	3.550%	08/01/30	$171,573	$191,512
FNMA, Pool #AN6149	3.140%	07/01/32	750,000	832,938
FNMA, Pool #AN7612	3.280%	12/01/32	250,000	278,769
FNMA, Pool #FN 469130	4.870%	10/01/41	127,458	145,173
FNMA, Pool #FN AM5015	4.940%	12/01/43	756,702	889,598
				11,198,352
Agency MBS CMO - 19.1%
FHLMC, Series 306, Class F3, Pool #FG S20432 (1* 1MO LIBOR + 30) (a)	0.384%	05/15/28	69,340	68,561
FHLMC, Series 4847, Class CV	3.500%	02/15/30	431,085	462,341
FHLMC, Series 2646, Class ZH	5.000%	07/15/33	123,775	151,483
FHLMC, Series 4265, Class FD (1* 1MO LIBOR + 40) (a)	0.484%	01/15/35	289,594	291,887
FHLMC, Series 2006-71, Class ZH	6.000%	07/25/36	342,268	400,791
FHLMC, Series 4613, Class AF (1* 1MO LIBOR + 110) (a)	1.184%	11/15/37	94,933	95,941
FHLMC, Series 3605, Class PB	4.500%	11/15/39	80,840	89,678
FHLMC, Series 3617, Class PC	4.500%	12/15/39	91,501	101,542
FHLMC, Series 3740, Class FC (1* 1MO LIBOR + 50) (a)	0.584%	10/15/40	98,750	99,967
FHLMC, Series 3759, Class ME	4.000%	11/15/40	555,000	586,688
FHLMC, Series 3811, Class TA	5.000%	02/15/41	262,142	301,703
FHLMC, Series 3895, Class BF (1* 1MO LIBOR + 50) (a)	0.584%	07/15/41	95,395	96,453
FHLMC, Series 4116, Class UB	2.500%	05/15/42	1,000,000	1,018,120
FHLMC, Series 4074, Class JY	2.500%	07/15/42	475,000	490,695
FHLMC, Series 4165, Class ZT	3.000%	02/15/43	192,047	192,038
FHLMC, Series 4180, Class ZB	3.000%	03/15/43	321,754	322,391
FHLMC, Series 4210, Class Z	3.000%	05/15/43	407,276	424,169
FHLMC, Series 4447, Class YZ	4.000%	08/15/43	1,518,909	1,663,442
FHLMC, Series 4333, Class GL	3.500%	04/15/44	250,000	277,505
FHLMC, Series 4408, Class BC	3.000%	11/15/44	1,020,410	1,064,454
FHLMC, Series 4673, Class PH	3.500%	01/15/45	410,411	427,212
FHLMC, Series 4473, Class Z	3.000%	05/15/45	386,868	404,178

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Securitized - 62.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 19.1% (Continued)
FHLMC, Series 4731, Class EA	3.000%	10/15/45	$223,228	$232,512
FHLMC, Series 4531, Class PZ	3.500%	11/15/45	1,341,395	1,412,881
FHLMC, Series 4738, Class TW	3.000%	11/15/46	1,385,000	1,467,808
FHLMC, Series 4857, Class H	4.000%	11/15/46	471,592	486,585
FHLMC, Series 4736, Class CL	3.000%	12/15/47	441,240	469,761
FHLMC, Series 4753, Class EZ	3.500%	12/15/47	1,999,442	2,129,730
FHLMC, Series 4745, Class CZ	3.500%	01/15/48	2,622,080	2,839,011
FHLMC, Series 4801, Class ZN	4.000%	05/15/48	1,142,378	1,232,079
FHLMC, Series 4941, Class NW	2.500%	05/25/49	758,520	756,062
FHLMC, Series 4911, Class JM	3.500%	09/25/49	1,000,000	1,103,369
FHLMC, Series 5011, Class DB	2.000%	09/25/50	262,000	228,165
FHLMC, Series 4377, Class KZ	3.500%	02/15/52	798,584	890,629
FNMA, Series 2010-155, Class JH	4.000%	12/25/28	120,000	130,617
FNMA, Series 2018-091, Class VL	3.500%	10/20/29	1,553,414	1,662,371
FNMA, Series 2013-35, Class YT	6.500%	09/25/32	212,317	247,347
FNMA, Series 2012-129, Class HT	2.000%	12/25/32	90,487	90,727
FNMA, Series 2002-86, Class PG	6.000%	12/25/32	69,535	81,509
FNMA, Series 2004-56, Class Z	7.500%	03/25/34	128,383	155,706
FNMA, Series 2004-17, Class BA	6.000%	04/25/34	244,941	302,473
FNMA, Series 2005-3, Class CG	5.500%	02/25/35	159,075	177,725
FNMA, Series 2005-62, Class ZL	5.500%	07/25/35	282,383	317,201
FNMA, Series 2006-56, Class DC (1* 1MO LIBOR + 65) (a)	0.736%	07/25/36	560,563	564,411
FNMA, Series 2009-19, Class TD	5.000%	08/25/36	93,863	106,192
FNMA, Series 2007-95, Class A3	0.339%	08/27/36	1,600,000	1,493,102
FNMA, Series 2006-108, Class FD (1* 1MO LIBOR + 38) (a)	0.466%	11/25/36	134,259	135,967
FNMA, Series 2007-39, Class NB	4.250%	05/25/37	128,953	138,701
FNMA, Series 2008-60, Class JC	5.000%	07/25/38	209,385	236,492
FNMA, Series 2009-103, Class MB	2.107%	12/25/39	43,990	45,923
FNMA, Series 2010-2, Class LC	5.000%	02/25/40	200,000	230,596
FNMA, Series 2011-14, Class PB	5.000%	03/25/41	570,000	652,375
FNMA, Series 2011-57, Class PD	4.000%	07/25/41	321,407	363,915
FNMA, Series 2011-62, Class UA	4.500%	07/25/41	818,071	870,615
FNMA, Series 2012-9, Class FC (1* 1MO LIBOR + 40) (a)	0.486%	02/25/42	133,456	134,853

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Securitized - 62.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 19.1% (Continued)
FNMA, Series 2013-34, Class GP	3.000%	05/25/42	$524,586	$535,056
FNMA, Series 2012-52, Class PQ	3.500%	05/25/42	1,723,989	1,864,359
FNMA, Series 2012-79, Class QB	2.000%	07/25/42	263,113	266,479
FNMA, Series 2003-W2, Class 1-1A	6.500%	07/25/42	756,547	877,719
FNMA, Series 2012-84, Class JL	2.000%	08/25/42	42,796	40,272
FNMA, Series 411, Class A3	3.000%	08/25/42	123,453	130,981
FNMA, Series 2012-99, Class UY	2.500%	09/25/42	329,000	336,823
FNMA, Series 2016-32, Class GO (PO)	0.000%	01/25/43	49,840	42,297
FNMA, Series 2013-35, Class LP	3.000%	01/25/43	352,000	362,823
FNMA, Series 2013-35, Class CV	3.000%	02/25/43	350,000	371,861
FNMA, Series 2013-13, Class WH	3.500%	03/25/43	1,000,000	1,016,450
FNMA, Series 2013-31, Class NT	3.000%	04/25/43	78,336	78,890
FNMA, Series 2003-W10, Class 3A-5	4.299%	06/25/43	616,965	665,301
FNMA, Series 2013-104, Class CY	5.000%	10/25/43	250,000	301,442
FNMA, Series 2013-115, Class PB	4.500%	11/25/43	300,000	361,820
FNMA, Series 2015-11, Class MZ	4.000%	12/25/43	4,733,213	5,183,600
FNMA, Series 2014-2, Class PB	4.000%	02/25/44	701,479	730,149
FNMA, Series 2017-16, Class UW	3.000%	07/25/45	2,044,494	2,200,530
FNMA, Series 2016-68, Class AL	3.000%	10/25/46	850,000	897,403
FNMA, Series 2017-04, Class ZC	3.500%	02/25/47	2,942,873	3,096,202
FNMA, Series 2017-77, Class HZ	3.500%	10/25/47	1,523,560	1,594,132
FNMA, Series 2017-90, Class ZD	3.500%	11/25/47	1,912,955	2,003,232
FNMA, Series 2018-08, Class DZ	3.500%	02/25/48	1,081,582	1,128,536
FNMA, Series 2018-31, Class KQ	3.500%	05/25/48	847,826	898,945
FNMA, Series 2018-66, Class PZ	4.000%	09/25/48	542,167	613,046
FNMA, Series 2019-01, Class MH	3.000%	02/25/49	343,237	359,640
FNMA, Series 2019-8, Class ZD	3.500%	03/25/49	547,243	610,915
FNMA, Series 2019-038, Class MT	3.000%	07/25/49	1,345,700	1,404,403
FNMA, Series 2019-40, Class PL	4.000%	07/25/49	318,000	355,618
FNMA, Series 2019-60, Class WZ	2.750%	10/25/49	553,311	569,967
FNMA, Series 2019-83, Class EB	2.000%	01/25/50	171,000	156,785
FNMA, Series 2020-15, Class KY	3.000%	03/25/50	2,077,414	2,212,953
FNMA, Series 2021-149, Class ZB	3.000%	08/20/51	2,786,459	2,764,605
GNMA, Series 2015-161, Class AV	3.000%	01/20/29	380,694	401,220
GNMA, Series 2018-139, Class DV	3.500%	01/20/30	466,031	486,473

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Securitized - 62.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 19.1% (Continued)
GNMA, Series 2004-49, Class MZ	6.000%	06/20/34	$401,523	$463,462
GNMA, Series 2005-13, Class BG	5.000%	02/20/35	242,347	270,616
GNMA, Series 2015-123, Class VB	3.500%	09/20/35	436,000	461,249
GNMA, Series 2006-17, Class JN	6.000%	04/20/36	204,651	231,184
GNMA, Series 2008-51, Class PH	5.250%	06/20/38	121,089	133,352
GNMA, Series 2009-2, Class PA	5.000%	12/20/38	89,402	96,580
GNMA, Series 2010-9, Class FA (1* 1MO LIBOR + 52) (a)	0.615%	01/16/40	126,506	127,747
GNMA, Series 2014-79, Class HU	3.000%	02/16/40	579,594	602,538
GNMA, Series 2010-105, Class ZC	4.500%	08/16/40	493,538	580,344
GNMA, Series 2013-22, Class GA	2.500%	10/20/41	22,507	23,401
GNMA, Series 2012-74, Class LY	2.500%	06/20/42	318,000	318,376
GNMA, Series 2012-134, Class KM	2.000%	09/20/42	342,000	332,992
GNMA, Series 2012-113, Class NZ	4.500%	09/20/42	272,666	283,626
GNMA, Series 2013-6, Class PE	2.000%	01/20/43	100,000	99,142
GNMA, Series 2013-5, Class GY	3.000%	01/20/43	532,000	574,722
GNMA, Series 2015-179, Class ZB	2.500%	02/20/45	56,907	56,521
GNMA, Series 2016-37, Class YA	3.000%	12/20/45	1,052,876	1,137,297
GNMA, Series 2016-38, Class ZP	3.500%	03/20/46	72,716	78,340
GNMA, Series 2016-74, Class PL	3.000%	05/20/46	1,698,824	1,772,924
GNMA, Series 2016-111, Class HA	2.500%	08/20/46	4,449	4,431
GNMA, Series 2016-120, Class YZ	3.000%	09/20/46	1,000,000	1,068,099
GNMA, Series 2017-080, Class BZ	3.500%	05/20/47	407,230	448,286
GNMA, Series 2018-006, Class JY	2.750%	01/20/48	284,000	263,566
GNMA, Series 2018-14, Class MZ	3.000%	01/20/48	385,063	392,350
GNMA, Series 2018-097, Class GY	4.000%	07/20/48	1,162,000	1,288,886
GNMA, Series 2018-120, Class PY	3.500%	09/20/48	689,379	728,542
GNMA, Series 2019-20, Class JK	3.500%	02/20/49	225,556	240,919
GNMA, Series 2019-031, Class AZ	5.000%	03/20/49	326,647	365,057
GNMA, Series 2019-052, Class HL	4.000%	04/20/49	490,565	531,206
GNMA, Series 2019-99, Class EW	3.000%	08/20/49	540,446	588,188
GNMA, Series 2019-99, Class GP	3.500%	08/20/49	517,000	568,855
GNMA, Series 2019-162, Class GB	3.000%	12/20/49	450,000	467,203
GNMA, Series 2020-093, Class AZ	3.000%	04/20/50	804,641	858,805
GNMA, Series 2020-097, Class ML	2.500%	07/20/50	1,975,000	1,951,198

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Securitized - 62.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 19.1% (Continued)
GNMA, Series 2017-H18, Class EB (a)	4.416%	06/20/63	$281,420	$291,912
GNMA, Series 2014-H15, Class FA (1* 1MO LIBOR + 50) (a)	0.590%	07/20/64	83,587	84,062
GNMA, Series 2014-H14, Class FA (1* 1MO LIBOR + 50) (a)	0.603%	07/20/64	324,505	326,584
GNMA, Series 2016-H11, Class FD (1* 12MO LIBOR + 40) (a)	0.681%	05/20/66	236,189	236,012
GNMA, Series 2017-H16, Class DB (a)	4.554%	08/20/67	170,346	176,537
				83,864,687
Agency MBS CMO Derivatives - 2.8%
FHLMC, Series 3919, Class QS (IO) (1MO LIBOR + 670) (a)	6.616%	08/15/30	1,808,509	244,356
FHLMC, Series 4214, Class CI (IO)	3.000%	06/15/31	737,293	24,566
FHLMC, Series 4114, Class IM (IO)	3.500%	07/15/31	1,106,847	43,784
FHLMC, Series 4169, Class SA (1*1MO LIBOR + 546) (a)	5.345%	02/15/33	630,761	661,516
FHLMC, Series 226, Class PO (PO)	0.000%	02/01/34	147,769	136,881
FHLMC, Series 3107, Class DC (IO) (1*1MO LIBOR + 670) (a)	6.616%	06/15/35	1,940,126	111,911
FHLMC, Series 3102, Class TA (IO) (1*1MO LIBOR + 5250) (a)	7.500%	01/15/36	230,361	259,315
FHLMC, Series 3607, Class AO (PO)	0.000%	04/15/36	99,616	90,368
FHLMC, Series 237, Class S14 (IO) (1*1MO LIBOR + 660) (a)	6.516%	05/15/36	397,690	76,796
FHLMC, Series 3199, Class OC (PO)	0.000%	08/15/36	147,419	136,032
FHLMC, Series 379, Class I (PO)	0.000%	05/25/37	53,114	49,206
FHLMC, Series 3607, Class OP (PO)	0.000%	07/15/37	343,412	307,933
FHLMC, Series 4006, Class IA (IO)	4.500%	09/15/41	526,419	54,200
FHLMC, Series 4422, Class DO (PO)	0.000%	10/15/41	1,699,877	1,601,115
FHLMC, Series 4116, Class LI (IO)	4.500%	02/15/42	1,593,457	198,514
FHLMC, Series 4074, Class SJ (IO) (1*1MO LIBOR + 662) (a)	6.536%	07/15/42	1,017,786	241,728
FHLMC, Pool #S0-6050 (PO)	0.000%	08/15/42	219,912	195,012
FHLMC, Pool #S0-6829 (PO)	0.000%	09/15/43	371,029	321,272
FNMA, Series 2012-128, Class EI (IO)	3.500%	11/25/27	420,786	27,022

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Securitized - 62.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives - 2.8% (Continued)
FNMA, Series 2012-148, Class IA (IO)	4.000%	01/25/28	$227,583	$17,677
FNMA, Series 2004-91, Class SP (1*1MO LIBOR + 1,680) (a)	16.594%	11/25/31	213,524	282,258
FNMA, Series 2004-61, Class GO (PO)	0.000%	11/25/32	491,428	462,885
FNMA, Series 2013-89, Class DI (IO)	4.000%	08/25/33	1,840,155	188,431
FNMA, Series 348, Class II (IO)	6.000%	01/25/34	89,286	18,051
FNMA, Series 2015-82, Class AI (IO)	3.500%	06/25/34	1,102,717	95,283
FNMA, Series 2016-28, Class DI (IO)	3.500%	03/25/35	916,222	84,833
FNMA, Series 384, Class 11 (IO)	5.000%	03/25/35	733,638	118,097
FNMA, Series 2005-52, Class JH (IO) (1*1MO LIBOR + 660) (a)	6.514%	05/25/35	382,683	56,710
FNMA, Series 378, Class (IO)	5.000%	06/01/35	775,793	123,473
FNMA, Series 2016-24, Class KI (IO)	3.500%	07/25/35	526,369	54,699
FNMA, Series 368, Class (IO)	5.000%	02/01/36	599,462	78,551
FNMA, Series 2006-96, Class MO (PO)	0.000%	10/25/36	47,127	44,744
FNMA, Series 398, Class C5 (IO)	5.000%	05/25/39	809,028	155,866
FNMA, Series 2013-120, Class JI (IO)	4.000%	02/25/40	102,289	885
FNMA, Series 2010-44, Class CS (IO) (1*1MO LIBOR + 655) (a)	6.464%	05/25/40	72,010	13,040
FNMA, Series 2012-63, Class NI (IO)	4.000%	06/25/40	1,168,747	44,348
FNMA, Series 2011-14, Class PI (IO)	5.000%	06/25/40	25,929	397
FNMA, Series 2012-100, Class MI (IO)	4.500%	12/25/40	169,418	6,362
FNMA, Series 409, Class C1	4.000%	04/01/42	1,341,251	185,771
FNMA, Series 2012-99, Class QS (1*1MO LIBOR + 660) (a)	6.514%	09/25/42	2,524,249	550,096
FNMA, Series 2012-128, Class SH (1MO LIBOR + 400)	3.914%	11/25/42	405,608	361,367
FNMA, Series 2016-30, Class IN (IO)	3.500%	02/25/43	1,924,778	127,060
FNMA, Series 2013-30, Class SA (1*1MO LIBOR + 400) (a)	3.904%	04/25/43	479,254	461,321
FNMA, Series 2003-W10, Class 3IO (IO) (a)	0.592%	06/25/43	11,064,564	172,011
FNMA, Series 2013-82, Class SB (1*1MO LIBOR + 1,173.333) (a)	11.478%	08/25/43	350,236	435,658
FNMA, Series 2013-101, Class DO (PO)	0.000%	10/25/43	130,863	111,907

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Securitized - 62.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives - 2.8% (Continued)
FNMA, Series 2014-42, Class SN (IO) (1*1MO LIBOR + 605) (a)	5.964%	07/25/44	$532,601	$98,985
FNMA, Series 2019-31, Class CI (IO)	4.000%	02/25/47	1,727,599	115,643
FNMA, Series 2018-11B, Class QI	4.000%	01/25/48	3,277,685	309,083
GNMA, Series 2010-47, Class PX (IO) (1*1MO LIBOR + 670) (a)	6.613%	06/20/37	739,153	140,396
GNMA, Series 2012-146, Class AI (IO)	3.000%	10/20/37	1,651,808	64,950
GNMA, Series 2011-139, Class LS	4.904%	03/16/38	1,704,118	298,192
GNMA, Series 2008-38, Class ID (IO)	6.000%	03/20/38	251,322	16,155
GNMA, Series 2013-124, Class ES (1*1MO LIBOR + 866.667) (a)	8.550%	04/20/39	23,993	24,660
GNMA, Series 2013-147, Class SD (1*1MO LIBOR + 665) (a)	6.563%	12/20/39	1,814,566	365,726
GNMA, Series 2011-21, Class SA (IO) (1MO LIBOR + 600)	5.915%	02/16/41	2,077,868	372,189
GNMA, Series 2011-145, Class QI (IO)	5.000%	11/16/41	211,566	32,650
GNMA, Series 2013-113, Class QS (IO) (1*1MO LIBOR + 620) (a)	6.113%	02/20/42	465,736	57,348
GNMA, Series 2014-141, Class IE (IO)	4.000%	08/20/43	184,914	4,614
GNMA, Series 2017-004, Class WI (IO)	4.000%	02/20/44	1,383,012	106,874
GNMA, Series 2016-32, Class MS (IO) (1*1MO LIBOR + 605) (a)	5.963%	03/20/46	1,984,618	395,130
GNMA, Series 2019-98, Class BI (IO)	3.000%	06/20/49	847,484	272,639
GNMA, Series 2019-120, Class DI (IO)	3.500%	08/20/49	2,670,509	294,336
GNMA, Series 2012-H02, Class AI (IO) (a)	1.901%	01/20/62	74,781	3,521
GNMA, Series 2013-H13, Class T1 (IO (a)	0.466%	05/20/63	1,833,439	19,416
GNMA, Series 2016-H20, Class GI (IO) (a)	0.313%	08/20/66	1,556,057	16,657
GNMA, Series 2017-H11, Class PI (IO) (a)	3.963%	04/20/67	33,040	489
GNMA, Series 2017-H22, Class ID (IO) (a)	4.106%	11/20/67	22,689	1,693
GNMA, Series 2018-H08, Class NI (IO) (a)	0.797%	05/20/68	1,077,117	24,978
				12,069,632
Agency MBS Passthrough - 2.2%
FHLMC, Pool #FG G14973	4.000%	12/01/28	143,091	154,507
FHLMC, Pool #FG U59010	4.000%	11/01/34	385,151	416,463
FHLMC, Pool #G61909	4.500%	12/01/37	526,736	584,945

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Securitized - 62.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS Passthrough - 2.2% (Continued)
FHLMC, Pool #FG G06085	6.500%	09/01/38	$64,631	$75,850
FNMA, Pool #FN 252409	6.500%	03/01/29	87,192	96,183
FNMA, Pool #FN AL5850	3.500%	10/01/29	334,853	360,328
FNMA, Pool #FN AS7287	3.500%	06/01/31	562,005	608,798
FNMA, Pool #FN AL3200	3.500%	02/01/33	392,866	423,777
FNMA, Pool #FN AT7120	3.500%	06/01/33	478,623	516,279
FNMA, Pool #FN AL5166	3.000%	11/01/33	336,230	355,037
FNMA, Pool #FN AL6685	4.000%	01/01/35	383,250	414,284
FNMA, Pool #FN MA2198	3.500%	03/01/35	368,324	398,689
FNMA, Pool #FN BM1486	4.000%	03/01/35	1,170,860	1,272,663
FNMA, Pool #FN MA3050	4.500%	06/01/37	813,343	897,230
FNMA, Pool #FN AS4073	4.000%	12/01/44	216,199	240,152
FNMA, Pool #FN MA2778	3.500%	10/01/46	138,884	144,958
GNMA, Pool #MA5738M	4.000%	02/20/34	292,169	310,917
GNMA, Pool #GN 784279	5.500%	11/15/38	402,698	466,682
GNMA, Pool #711522X	4.500%	07/15/40	300,016	352,475
GNMA, Pool #GN 78541	4.500%	06/15/46	155,129	175,295
GNMA, Pool #G2 784792	4.500%	08/20/49	1,353,903	1,427,703
				9,693,215
ARM - 0.0% (d)
Structured Asset Securities Corp., Series 2003-37A, Class 2-A (a)	2.205%	12/25/33	10,295	10,384

Auto Loan - 4.0%
ACC Auto Trust, Series 2021-A, Class A (c)	1.080%	04/15/27	587,628	588,223
ACC Trust, Series 2021-1, Class B (c)	1.430%	07/22/24	1,000,000	998,900
American Credit Acceptance Receivables Trust, Series 2018-3, Class D (c)	4.140%	10/15/24	247,146	249,127
Arivo Acceptance Auto Loan Receivables Trust, Series 2019-1, Class A (c)	2.990%	07/15/24	40,242	40,591
CarNow Auto Receivables Trust, Series 2021-1A, Class A (c)	0.970%	10/15/24	482,637	482,873
CarNow Auto Receivables Trust, Series 2021-1A, Class C (c)	2.160%	02/17/26	750,000	753,749

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Securitized - 62.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 4.0% (Continued)
Carvana Auto Receivable Trust, Series 2020-P1, Class C	1.320%	11/09/26	$500,000	$498,095
Carvana Auto Receivable Trust, Series 2020-P1, Class D	1.820%	09/08/27	400,000	402,223
Chase Credit Linked Notes, Series 2020-2, Class C (c)	1.140%	02/25/28	275,027	276,049
Chase Credit Linked Notes, Series 2021-3, Class D (c)	1.009%	02/26/29	1,208,129	1,207,463
CIG Auto Receivables Trust, Series 2020-1, Class D (c)	2.350%	01/12/26	300,000	303,764
CIG Auto Receivables Trust, Series 2020-1, Class C (c)	1.750%	02/12/26	460,000	464,249
CPS Auto Trust, Series 2017-D, Class D (c)	3.730%	09/15/23	114,012	114,872
Credit Acceptance Auto Loan Trust, Series 2019-3, Class C (c)	3.060%	03/15/29	400,000	414,797
Credit Acceptance Auto Loan Trust, Series 2020-3A, Class C (c)	2.280%	02/15/30	550,000	561,136
Credito RL USA, Series 2021-1, Class A (c)	1.350%	02/16/27	762,148	762,404
Exeter Automobile Receivables Trust, Series 2020-2, Class D (c)	4.730%	04/15/26	375,000	398,392
FHF Trust, Series 2020-1, Class A (c)	2.590%	12/15/23	260,616	262,297
FHF Trust, Series 2021-1, Class A (c)	1.270%	03/15/27	726,375	725,858
First Help Financial LLC, Series 2021-2A, Class A (c)	0.830%	12/15/26	1,000,000	999,626
First Help Financial LLC, Series 2021-2A, Class B (c)	1.630%	09/15/27	1,090,000	1,086,953
Foursight Capital Automobile Receivables, Series 2018-2, Class E (c)	5.500%	10/15/24	750,000	776,612
OneMain Direct Auto Receivables, Series 2018-1, Class B (c)	3.710%	04/14/25	300,000	301,762
OneMain Direct Auto Receivables, Series 2019-1, Class D (c)	4.680%	04/14/31	675,000	742,515
Santander Consumer Auto Receivables, Series 2020-B, Class D (c)	2.140%	12/15/26	400,000	406,047

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Securitized - 62.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 4.0% (Continued)
Skopos Auto Receivables Trust, Series 2019-1, Class B (c)	3.430%	09/15/23	$184,390	$184,946
Tesla Auto Lease Trust, Series 2021-B, Class D (c)	1.320%	09/22/25	1,400,000	1,400,731
Veros Auto Receivables Trust, Series 2021-1, Class A (c)	0.920%	10/15/26	926,931	927,004
Veros Auto Receivables Trust, Series 2021-1, Class B (c)	1.490%	10/15/26	1,000,000	999,933
				17,331,191
CRE/CLO - 4.3%
A10 Securitization, Series 2020-C, Class A (c)(e)	2.033%	08/15/40	410,496	412,627
A10 Securitization, Series 2020-C, Class B (c)(e)	2.617%	08/15/40	300,000	301,587
A10 Securitization, Series 2020-C, Class D (c)(e)	4.129%	08/15/40	250,000	252,430
A10 Securitization, Series 2020-C, Class E (c)(e)	5.465%	08/15/40	250,000	252,980
Acre Mortgage Trust, Series 2021-FL4, Class D (1* 1MO LIBOR + 260) (a)(c)	2.687%	12/15/37	1,000,000	1,000,000
Acre Mortgage Trust, Series 2021-FL4, Class E (1* 1MO LIBOR + 310) (a)(c)	3.187%	12/15/37	675,000	675,000
Bancorp Commercial Mortgage Trust (The), Series 2017-CRE2, Class C (1* 1MO LIBOR + 235) (a)(c)	2.446%	08/15/32	115,355	114,088
Bancorp Commercial Mortgage Trust (The), Series 2018-CR3, Class D (1* 1MO LIBOR + 270) (a)(c)	2.796%	03/16/35	324,000	322,547
Bancorp Commercial Mortgage Trust (The), Series 2019-CRE6, Class A (1* 1MO LIBOR + 105) (a)(c)	1.214%	09/17/36	71,035	71,035
BDS Ltd., Series 2021-FL8, Class D (c)	1.985%	01/18/36	1,000,000	999,375
BSPRT Issuer Ltd., Series 2018-FL4, Class A (1* 1MO LIBOR + 105) (a)(c)	1.134%	09/17/35	391,828	391,828
BXMT, Series 2021-FL4, Class D (1* 1MO LIBOR + 225) (a)(c)	2.346%	05/17/38	750,000	750,000
BXMT Ltd., Series 2020-FL2, Class D (1* 1MO LIBOR + 195) (a)(c)	2.114%	02/16/37	625,000	623,436

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Securitized - 62.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO - 4.3% (Continued)
BXMT Ltd., Series 2020-FL2, Class B (1* 1MO LIBOR + 140) (a)(c)	1.564%	02/18/38	$1,000,000	$997,811
BXMT Ltd., Series 2020-FL2, Class C (1* 1MO LIBOR + 165) (a)(c)	1.814%	02/18/38	1,000,000	997,498
Exantas Capital Corp., Series 2020-RS09, Class D (1* 1MO LIBOR + 550) (a)(c)(e)	5.664%	04/17/37	362,620	370,368
FHLMC, Series 2020-FL3, Class B (1* 1MO LIBOR + 375) (c)	3.914%	07/15/35	1,150,000	1,167,263
FHLMC, Series 2020-FL3, Class A-S (1* 1MO LIBOR + 285) (a)(c)	3.014%	07/16/35	800,000	811,009
KKR Financial Management, Series 2021-FL2, Class A (c)	1.154%	02/15/39	1,000,000	1,000,000
LoanCore Issuer Ltd., Series 2019-CRE3, Class D (c)	2.595%	05/15/36	1,170,000	1,146,575
LoanCore Issuer Ltd., Series 2021-CRE5, Class A (c)	1.384%	07/15/36	1,000,000	1,000,000
Multi Family Housing Mortgage Loan, Series 2019-FL2, Class C (1* 1MO LIBOR + 200) (a)(c)	2.164%	12/25/34	300,000	300,000
Multi Family Housing Mortgage Loan, Series 2020-FL4, Class A (1* 1MO LIBOR + 170) (a)(c)	1.864%	11/15/35	600,000	603,448
PFP III, Series 2021-7, Class D (1* 1MO LIBOR + 240) (a)(c)	2.495%	04/14/38	749,963	746,689
PFP Ltd., Series 2019-5, Class B (1* 1MO LIBOR + 165) (a)(c)	1.745%	04/16/36	650,000	649,193
ReadyCap Commercial Mortgage Trust, Series 2020-FL4, Class A (1* 1MO LIBOR + 215) (a)(c)	2.236%	02/25/35	999,941	1,006,799
ReadyCap Commercial Mortgage Trust, Series 2021-1A, Class C (c)	2.000%	07/25/36	500,000	499,845
ReadyCap Commercial Mortgage Trust, Series 2021-1A, Class B (c)	2.500%	07/25/36	1,000,000	999,687

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Securitized - 62.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO - 4.3% (Continued)
TPG Real Estate Finance, Series 2019-FL3, Class A (1* 1MO LIBOR + 115) (a)(c)	1.314%	10/15/34	$600,000	$600,000
				19,063,118
Credit Cards - 1.9%
Brex, Inc., Series 2021-1, Class A (c)	2.130%	07/17/24	1,000,000	1,010,402
Continental Credit Card LLC, Series 2017-1, Class B (c)	6.410%	01/15/25	89,880	91,042
Continental Credit Card LLC, Series 2019-1, Class A (c)	3.830%	08/15/26	1,183,605	1,207,020
Continental Credit Card LLC, Series 2019-1, Class B (c)	4.950%	08/15/26	300,000	314,353
Continental Credit Card LLC, Series 2020-A, Class A (c)	2.240%	12/15/28	1,350,000	1,359,270
Continental Credit Card LLC, Series 2020-A, Class B (c)	3.660%	12/15/28	1,200,000	1,210,866
Genesis Private Label Amortization Trust, Series 2020-1, Class D (c)	6.630%	07/20/26	750,000	772,712
Genesis Private Label Amortization Trust, Series 2020-1, Class C (c)	4.190%	07/20/30	200,000	201,320
Genesis Sales Finance Master Trust, Series 2020-AA, Class B (c)	2.240%	09/22/25	535,000	538,440
Genesis Sales Finance Master Trust, Series 2020-AA, Class C (c)	2.990%	09/22/25	300,000	301,943
Genesis Sales Finance Master Trust, Series 2021-AA, Class D (c)	2.090%	12/21/26	750,000	747,907
Mercury Financial Credit Card, Series 2021-1A, Class B (c)	2.330%	03/20/26	800,000	794,752
				8,550,027
Equipment - 0.7%
Business Jet Securities LLC, Series 2019-1, Class B, Pool #2019-1 (c)	5.193%	07/15/34	434,978	435,910
Business Jet Securities LLC, Series 2020-1, Class B (c)	3.967%	11/15/35	280,384	287,368
Business Jet Securities LLC, Series 2021-1A, Class B (c)	2.918%	04/15/36	367,878	369,613

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Securitized - 62.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Equipment - 0.7% (Continued)
CLI Funding VI LLC, Series 2020-1, Class B (c)	3.620%	09/18/45	$578,500	$586,855
HPEFS Equipment Trust, Series 2021-2A, Class D (c)	1.290%	03/20/29	750,000	747,556
Octane Receivables Trust, Series 2019-1, Class A (c)	3.160%	09/20/23	34,648	34,868
Octane Receivables Trust, Series 2020-1, Class A (c)	1.710%	02/20/25	195,041	196,573
Octane Receivables Trust, Series 2021-1A, Class C (c)	2.230%	11/20/28	550,000	550,977
				3,209,720
HECM - 0.9%
Brean ABS Trust, Series 2021-RM2, Class A (c)	1.750%	10/25/61	1,600,000	1,564,750
Finance of America HECM, Series 2020-HB2, Class A (c)	1.710%	07/25/30	274,893	276,009
Finance of America HECM, Series 2021-HB1, Class M3 (c)	3.640%	02/25/31	700,000	699,260
RMF Buyout Issuance Trust, Series 2020-2, Class M2 (c)	3.091%	06/25/30	250,000	251,024
RMF Proprietary Issuance Trust, Series 2021-2, Class A (c)	2.125%	09/25/61	1,200,000	1,186,920
				3,977,963
Hospitality - 2.6%
BHMS Mortgage Trust, Series 2018-ATLS, Class A (1* 1MO LIBOR + 125) (a)(c)	1.346%	07/16/35	280,000	280,745
BX Commercial Mortgage Trust, Series 2020-VIV3, Class B (c)	3.540%	03/09/44	1,300,000	1,394,495
BX Trust, Series 2018-GW, Class E (1* 1MO LIBOR + 197) (a)(c)	2.066%	05/15/37	1,200,000	1,202,555
BX Trust, Series 2019-OC11, Class D (a)(c)	4.075%	12/09/41	225,000	237,800
BX Trust, Series 2019-OC11, Class A (c)	3.202%	12/11/41	1,177,000	1,258,141
Champlain Housing Mortgage Trust, Series 2017-COSMO, Class B (1* 1MO LIBOR + 140) (a)(c)	1.496%	11/17/36	100,000	100,033
Cosmopolitan Hotel Trust, Series 2017-COSMO, Class D (1* 1MO LIBOR + 225) (a)(c)	2.346%	11/15/36	100,000	100,095

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Securitized - 62.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Hospitality - 2.6% (Continued)
Cosmopolitan Hotel Trust, Series 2017-COSMO, Class A (1* 1MO LIBOR + 93) (a)(c)	1.025%	11/17/36	$800,000	$800,721
Extended Stay America Trust, Series 2021-ESH, Class E (1* 1MO LIBOR + 285) (a)(c)	2.946%	07/15/38	994,825	1,004,804
Fontainebleau Miami Beach, Series 2019-FBLU, Class C (c)	3.750%	12/12/36	750,000	787,618
Goldman Sachs Mortgage Securities Corp. Trust, Series 2018-HULA, Class A (1* 1MO LIBOR + 92) (a)(c)	1.004%	07/16/35	743,308	743,296
Goldman Sachs Mortgage Securities Corp. Trust, Series 2018-HULA, Class B (1* 1MO LIBOR + 125) (a)(c)	1.334%	07/16/35	929,135	928,000
Motel 6 Trust, Series 2021-MTL6, Class C (c)	1.600%	09/15/38	650,000	651,440
Motel 6 Trust, Series 2021-MTL6, Class D (c)	2.200%	09/15/38	500,000	501,259
Motel 6 Trust, Series 2021-MTL6, Class E (c)	2.800%	09/15/38	1,220,000	1,223,838
				11,214,840
Industrial - 0.9%
BX Commercial Mortgage Trust, Series 2020-FOX, Class D (1* 1MO LIBOR + 210) (a)(c)	2.196%	11/15/32	1,157,347	1,161,680
BX Trust, Series 2021-VOLT, Class D (c)	1.750%	09/15/23	1,500,000	1,500,940
Cold Storage Trust, Series 2020-ICE5, Class E (1* 1MO LIBOR + 276.56) (a)(c)	2.861%	11/16/37	491,495	492,728
Credit Suisse First Boston, Series 2020-UNFI, Class A (c)	3.752%	12/06/22	1,000,000	1,003,213
				4,158,561
Manufactured Housing - 0.0% (d)
Cascade Funding Mortgage Trust, Series 2019-MH1, Class M (c)	5.985%	11/25/44	100,000	103,426

Mixed-Use - 0.1%
20 Times Square Trust, Series 2018-20TS, Class B (a)(c)	3.203%	05/17/35	300,000	301,353

Multifamily - 1.8%
FHLMC, Series 2021-MN2, Class M-1 (c)	1.850%	07/25/41	996,731	999,127

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Securitized - 62.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Multifamily - 1.8% (Continued)
FHLMC, Series 2021-MN1, Class M-1 (1* SOFR30A + 200) (a)(c)	2.050%	01/25/51	$1,093,349	$1,100,674
Freedom Mortgage Trust, Series 2016-KF17, Class B (c)	5.923%	03/25/23	585,949	584,503
Freedom Mortgage Trust, Series 2017-KF39, Class B (1* 1MO LIBOR + 250) (a)(c)	2.582%	11/25/24	458,300	456,433
Freedom Mortgage Trust, Series 2018-KF53, Class B (1* 1MO LIBOR + 205) (a)(c)	2.132%	10/27/25	457,330	454,277
FREMF Mortgage Trust, Series 2018-KF44, Class B (1* 1MO LIBOR + 215) (a)(c)	2.233%	02/25/25	348,505	346,093
FREMF Mortgage Trust, Series 2018-KF43, Class B (1* 1MO LIBOR + 215) (a)(c)	2.233%	01/25/28	346,859	345,875
FREMF Mortgage Trust, Series 2018-KF50, Class B (1*1MO LIBOR + 190) (a)(c)	1.991%	07/25/28	547,233	539,473
FREMF Mortgage Trust, Series 2019-KF57, Class B (1* 1MO LIBOR + 225) (a)(c)	2.333%	01/25/29	1,053,012	1,046,003
FREMF Mortgage Trust, Series 2019-KF67, Class B (1* 1MO LIBOR + 225) (a)(c)	2.333%	08/25/29	460,366	458,194
Multi Family Connecticut Avenue, Series 2019-01, Class M-7 (1* 1MO LIBOR + 170) (a)(c)	1.786%	10/15/49	772,650	772,419
Multi Family Connecticut Avenue, Series 2020-01, Class M-7 (1* 1MO LIBOR + 195) (a)(c)	2.036%	03/25/50	753,077	753,949
				7,857,020
Non-Agency MBS 2.0 - 0.6%
Chase Mortgage Finance Corp., Series 2021-CL1, Class M3	1.600%	02/25/50	1,053,287	1,053,668
J.P. Morgan Wealth Management, Series 2021-CL1, Class M1 (1* SOFR30A + 130) (a)	1.350%	02/26/71	845,147	846,341
J.P. Morgan Wealth Management, Series 2021-CL1, Class M3 (1* SOFR30A + 180) (a)	1.850%	02/26/71	637,879	641,075
				2,541,084

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Securitized - 62.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Office - 0.6%
Drop Mortgage Trust, Series 2021-FILE, Class C (1* 1MO LIBOR + 225) (a)(c)	2.350%	04/15/26	$1,500,000	$1,503,762
Goldman Sachs Mortgage Securities Corp. Trust, Series 2021-ROSS, Class D (c)	2.596%	05/15/26	1,000,000	1,000,756
				2,504,518
Residential Transition Loan - 1.4%
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A1 (c)	3.280%	03/25/25	800,000	810,399
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A2 (c)	5.610%	03/25/25	500,000	504,952
Antler Mortgage Trust, Series 2021-RTL1, Class M (c)	5.438%	05/25/25	1,750,000	1,750,691
Colony American Finance Ltd., Series 2021-RTL1, Class A2 (c)	3.104%	03/26/29	1,000,000	999,336
LHOME Mortgage Trust, Series 2019-RTL2, Class A-2 (c)	4.335%	03/25/24	700,000	706,752
LHOME Mortgage Trust, Series 2021-RTL1, Class M (a)(c)	4.458%	09/25/26	1,500,000	1,496,825
				6,268,955
Retail - 1.4%
Aventura Mall Trust, Series 2018-AVM, Class C (c)	4.249%	07/09/40	650,000	693,145
BB-UBS Trust, Series 2012-SHOW, Class A (c)	3.430%	11/05/36	335,000	353,115
BX Trust, Series 2021-VIEW, Class B (c)	1.896%	06/15/23	1,150,000	1,149,999
BX Trust, Series 2018-EXCL, Class A (1* 1MO LIBOR + 108.763) (a)(c)	1.184%	09/15/37	1,242,565	1,233,237
BX Trust, Series 2018-EXCL, Class B (c)	1.421%	09/15/37	207,094	202,435
BX Trust, Series 2018-EXCL, Class C (c)	2.071%	09/15/37	828,377	803,994
Citigroup Commercial Mortgage, Series 2017-MDRB, Class D (1* 1MO LIBOR + 325) (a)(c)	3.346%	07/15/30	150,000	148,838
Citigroup Commercial Mortgage, Series 2017-MDRB, Class A (1* 1MO LIBOR + 110) (a)(c)	1.196%	07/15/30	101,547	101,144
Credit Suisse First Boston, Series 2018-SITE, Class A (c)	4.284%	04/17/36	127,000	133,086

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Securitized - 62.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Retail - 1.4% (Continued)
Credit Suisse First Boston, Series 2018-SITE, Class C (c)	4.941%	04/17/36	$435,000	$446,208
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class C (1* 1MO LIBOR + 180) (a)(c)	1.884%	02/15/40	386,334	388,259
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class D (1* 1MO LIBOR + 250) (a)(c)	2.584%	02/15/40	454,511	457,911
				6,111,371
Single Family Rental - 1.8%
American Homes 4 Rent, Series 2014-SFR2, Class E (c)	6.231%	10/17/36	300,000	329,165
American Homes 4 Rent, Series 2014-SFR2, Class D (c)	3.678%	12/17/36	328,542	348,809
American Homes 4 Rent, Series 2014-SFR3, Class E (c)	6.418%	12/18/36	300,000	332,060
American Homes 4 Rent, Series 2015-SFR1, Class A (c)	3.467%	04/17/52	113,683	119,978
Colony American Finance Ltd., Series 2016-2, Class B (c)	3.141%	11/15/48	49,450	49,768
Colony American Finance Ltd., Series 2020-1, Class A2 (c)	2.296%	03/15/50	250,000	251,451
Colony American Finance Ltd., Series 2020-4, Class B (c)	1.707%	12/15/52	800,000	791,191
Colony American Finance Ltd., Series 2020-4, Class E (c)	3.379%	12/15/52	750,000	730,597
Home Partners of America Trust, Series 2019-1, Class B (c)	3.157%	09/17/27	536,692	543,825
Home Partners of America Trust, Series 2019-2, Class B (c)	2.922%	10/19/39	613,391	613,387
Invitation Homes Trust, Series 2018-SFR3, Class A (1* 1MO LIBOR + 100) (a)(c)	1.084%	07/17/37	1,062,659	1,064,440
Progress Residential Trust, Series 2021-SFR1, Class B (c)	1.303%	04/17/38	850,000	835,816
Progress Residential Trust, Series 2021-SFR1, Class E (c)	2.106%	04/17/38	700,000	690,303

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Securitized - 62.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Single Family Rental - 1.8% (Continued)
Star, Series 2021-SFR1, Class E (1* 1MO LIBOR + 170) (a)(c)	1.785%	04/17/38	$1,200,000	$1,200,925
				7,901,715
Small Business - 1.5%
Credibility Asset Securitization, Series 2021-1A, Class A (c)	2.390%	04/15/26	1,000,000	1,009,738
Credibility Asset Securitization, Series 2021-1A, Class C (c)	3.380%	04/15/26	500,000	505,054
Newtek Small Business Loan Trust, Series 2018-1, Class A (1* Prime - 55) (a)(c)	2.700%	02/25/44	642,884	633,394
Newtek Small Business Loan Trust, Series 2018-1, Class B (1* Prime + 75) (a)(c)	4.000%	02/25/44	169,180	163,790
Newtek Small Business Loan Trust, Series 2019-01, Class A (1* Prime - 90) (a)(c)	2.350%	12/25/44	789,659	785,279
Newtek Small Business Loan Trust, Series 2019-01, Class B (1* Prime + 25) (a)(c)	3.500%	12/25/44	268,484	260,344
OnDeck Asset Securitization Trust, Series 2021-1A, Class B (c)	2.280%	05/17/27	750,000	754,598
OnDeck Asset Securitization Trust, Series 2021-1A, Class C (c)	2.970%	05/17/27	650,000	653,897
SFS Asset Securitization LLC, Series 2019-1, Class A (c)	4.238%	06/10/25	800,000	800,701
SFS Asset Securitization LLC, Series 2019-1, Class B (c)	5.023%	06/10/25	150,000	150,909
Small Business Lending Trust, Series 2020-A, Class B (c)	3.200%	12/15/26	746,000	748,921
				6,466,625
Student Loan - 1.3%
College Ave Student Loans, Series 2018-A, Class B (c)	4.750%	12/26/47	88,895	94,173
College Ave Student Loans, Series 2018-A, Class C (c)	5.500%	12/26/47	81,733	85,411
College Ave Student Loans, Series 2019-A, Class A1 (1* 1MO LIBOR + 140) (a)(c)	1.486%	12/28/48	131,157	132,991

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Securitized - 62.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Student Loan - 1.3% (Continued)
College Ave Student Loans, Series 2019-A, Class C (c)	4.460%	12/28/48	$239,066	$246,919
College Ave Student Loans, Series 2021-A, Class B (c)	2.320%	07/25/51	675,000	677,787
College Ave Student Loans, Series 2021-A, Class D (c)	4.120%	07/25/51	500,000	504,872
Earnest Student Loan Program LLC, Series 2017-A, Class B (c)	3.590%	01/25/41	66,307	66,411
Laurel Road Prime Student Loan, Series 2018-B, Class A2 (c)	3.540%	05/26/43	37,365	37,950
Laurel Road Prime Student Loan, Series 2019-A, Class A2FX (c)	2.730%	10/25/48	123,419	125,541
Prodigy Finance, Series 2021-1A, Class A (c)	1.336%	07/25/51	669,448	671,773
SMB Private Education Loan Trust, Series 2018-C, Class B (c)	4.000%	11/17/42	200,000	212,064
Social Professional Loan Program, Series 2016-C, Class A-2B (c)	2.360%	12/27/32	43,062	43,389
Social Professional Loan Program, Series 2015-D, Class B (c)	3.590%	10/26/37	71,525	72,031
Social Professional Loan Program, Series 2017-B, Class CFX (c)	4.440%	05/25/40	150,000	156,151
Social Professional Loan Program, Series 2017-E, Class A-2B (c)	2.720%	11/26/40	83,692	84,931
Social Professional Loan Program, Series 2017-E, Class C (c)	4.160%	11/26/40	700,000	729,593
Social Professional Loan Program, Series 2016-E, Class C (c)	4.430%	10/25/41	200,000	206,545
Social Professional Loan Program, Series 2018-A, Class A-1 (1* 1MO LIBOR + 35) (a)(c)	0.436%	02/25/42	49,766	49,542
Social Professional Loan Program, Series 2020-A, Class BFX (c)	3.120%	05/15/46	425,000	436,716
Social Professional Loan Program, Series 2018-D, Class BFX (c)	4.140%	02/25/48	500,000	521,551

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Securitized - 62.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Student Loan - 1.3% (Continued)
Social Professional Loan Program, Series 2019-C, Class BFX (c)	3.050%	11/16/48	$730,000	$742,102
				5,898,443
Unsecured Consumer - 5.8%
Avant Loans Funding Trust, Series 2020-REV1, Class A (c)	2.170%	05/15/29	200,000	201,008
Avant Loans Funding Trust, Series 2021-REV1, Class C (c)	2.300%	07/15/30	800,000	802,403
Freedom Financial, Series 2019-1, Class B (c)	3.870%	06/18/26	71,500	71,681
Freedom Financial, Series 2020-FP1, Class A (c)	2.520%	03/18/27	66,282	66,442
Freedom Financial, Series 2020-FP1, Class B (c)	3.060%	03/18/27	575,000	580,401
Freedom Financial, Series 2020-3FP, Class B (c)	4.180%	09/20/27	645,519	651,522
Freedom Financial, Series 2021-1CP, Class C (c)	2.830%	03/20/28	425,000	429,743
Freedom Mortgage Trust, Series 2020-2CP, Class C (c)	6.000%	06/18/27	1,484,000	1,555,713
Lendmark Funding Trust, Series 2020-2A, Class C (c)	4.690%	04/21/31	550,000	574,483
Lendmark Funding Trust, Series 21-1A, Class B (c)	2.470%	11/20/31	1,150,000	1,155,330
Lendmark Funding Trust, Series 21-1A, Class C (c)	3.410%	11/20/31	750,000	753,753
Liberty Lending Services, Series 2021-1A, Class A (c)	1.070%	05/15/29	966,266	965,455
Liberty Lending Services, Series 2021-1A, Class B (c)	2.170%	05/15/29	1,250,000	1,248,414
LL ABS Trust, Series 2020-1, Class A (c)	2.330%	07/15/22	220,717	221,900
LL ABS Trust, Series 2020-1, Class B (c)	3.790%	03/15/23	1,500,000	1,533,126
LL ABS Trust, Series 2019-1, Class B (c)	3.520%	03/15/27	98,927	99,471
Mariner Finance Issuance Trust, Series 2021-AA, Class D (c)	4.340%	03/20/36	1,000,000	1,024,509

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Securitized - 62.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 5.8% (Continued)
Marlette Funding Trust, Series 2019-4, Class B (c)	2.950%	12/17/29	$125,000	$126,424
Oportun Funding LLC, Series 2020-1, Class B (c)	3.450%	05/15/24	800,000	812,698
Oportun Funding LLC, Series 2021-B, Class A (c)	1.470%	05/08/31	750,000	750,422
Oportun Funding LLC, Series 2021-B, Class C (c)	3.650%	05/08/31	650,000	652,955
Oportun Funding XIII LLC, Series 2019-13, Class B (c)	3.870%	08/08/25	500,000	508,541
Oportun Funding XIV LLC, Series 2021-A, Class C (c)	3.440%	03/08/28	1,500,000	1,520,919
Prosper Marketplace Issuance Trust, Series 2019-3, Class B (c)	3.590%	07/15/25	12,509	12,519
Prosper Marketplace Issuance Trust, Series 2019-4, Class B (c)	3.200%	02/17/26	136,242	136,825
Regional Management Issuance Trust, Series 2019-1, Class C (c)	4.110%	11/15/28	200,000	202,916
Regional Management Issuance Trust, Series 2020-1, Class A (c)	2.340%	10/15/30	250,000	255,053
Regional Management Issuance Trust, Series 2021-1, Class C (c)	3.040%	03/17/31	625,000	623,625
Regional Management Issuance Trust, Series 2021-2, Class C (c)	3.230%	08/15/33	650,000	642,872
Upgrade Master Pass-Thru Trust, Series 2019-ST1, Class A (c)	4.000%	07/15/25	130,276	131,846
Upgrade Master Pass-Thru Trust, Series 2019-ST3, Class A (c)	3.750%	11/15/25	53,575	54,174
Upstart Pass-Through Trust, Series 2020-ST6, Class A (c)	3.000%	01/20/27	490,894	496,805
Upstart Pass-Through Trust, Series 2021-ST4, Class A (c)	2.000%	07/20/27	1,371,557	1,370,177
Upstart Pass-Through Trust, Series 2020-ST1, Class A (c)	3.750%	02/20/28	127,776	130,257

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Securitized - 62.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 5.8% (Continued)
Upstart Pass-Through Trust, Series 2020-ST2, Class A (c)	3.500%	03/20/28	$199,542	$203,553
Upstart Pass-Through Trust, Series 2020-ST3, Class A (c)	3.350%	04/20/28	104,452	106,324
Upstart Pass-Through Trust, Series 2021-1A, Class C (c)	1.750%	10/20/29	700,000	699,520
Upstart Securitization Trust, Series 2021-ST1, Class A (c)	2.750%	02/20/27	788,606	794,859
Upstart Securitization Trust, Series 2021-ST2, Class A (c)	2.500%	04/20/27	1,037,374	1,048,151
Upstart Securitization Trust, Series 2019-2, Class B (c)	3.734%	09/20/29	795,988	803,129
Upstart Securitization Trust, Series 2019-3, Class B (c)	3.829%	01/21/30	600,000	607,943
Upstart Securitization Trust, Series 2021-2, Class B (c)	1.750%	06/20/31	1,000,000	1,002,082
				25,629,943

Total Securitized (Cost $274,155,466)				$275,296,833

Treasury - 19.7%	Coupon	Maturity	Shares / Par Value	Fair Value
U.S. Treasury STRIPS (b)	0.000%	02/15/25	$300,000	$293,319
U.S. Treasury Notes (b)	2.000%	08/15/25	1,000,000	1,047,109
U.S. Treasury Notes (b)	2.250%	11/15/25	2,000,000	2,115,391
U.S. Treasury Notes (b)	1.625%	02/15/26	2,500,000	2,579,492
U.S. Treasury Notes (b)	0.625%	03/31/27	1,000,000	975,820
U.S. Treasury STRIPS	0.000%	05/15/28	1,000,000	913,669
U.S. Treasury Notes	2.875%	08/15/28	5,000,000	5,523,242
U.S. Treasury STRIPS (b)	0.000%	05/15/29	2,000,000	1,784,482
U.S. Treasury Notes (b)	0.625%	08/15/30	4,563,900	4,245,675
U.S. Treasury Notes (b)	0.875%	11/15/30	7,500,000	7,117,383
U.S. Treasury STRIPS	0.000%	11/15/31	2,000,000	1,681,629
U.S. Treasury STRIPS	0.000%	02/15/33	800,000	653,142

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Treasury - 19.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
U.S. Treasury STRIPS	0.000%	08/15/34	$4,000,000	$3,147,365
U.S. Treasury STRIPS	0.000%	05/15/35	3,000,000	2,318,403
U.S. Treasury STRIPS	0.000%	02/15/36	4,000,000	3,035,040
U.S. Treasury STRIPS	0.000%	02/15/37	5,500,000	4,060,000
U.S. Treasury Notes (b)	4.750%	02/15/37	150,000	211,693
U.S. Treasury STRIPS	0.000%	02/15/38	6,000,000	4,308,409
U.S. Treasury STRIPS	0.000%	11/15/38	6,000,000	4,221,571
U.S. Treasury Bonds	3.500%	02/15/39	235,000	292,979
U.S. Treasury Bonds	4.250%	05/15/39	500,000	681,563
U.S. Treasury Bonds	1.125%	08/15/40	7,200,000	6,195,938
U.S. Treasury Bonds	3.875%	08/15/40	550,000	721,188
U.S. Treasury Bonds	1.375%	11/15/40	2,000,000	1,796,563
U.S. Treasury Notes (b)	4.250%	11/15/40	1,050,000	1,443,135
U.S. Treasury Bonds	4.750%	02/15/41	700,000	1,022,766
U.S. Treasury STRIPS	0.000%	08/15/41	1,000,000	649,869
U.S. Treasury Bonds	2.750%	11/15/42	600,000	674,695
U.S. Treasury Bonds	3.750%	11/15/43	1,500,000	1,962,422
U.S. Treasury Bonds	2.250%	08/15/46	1,780,000	1,838,337
U.S. Treasury Bonds	3.000%	02/15/48	3,000,000	3,567,188
U.S. Treasury Bonds	2.375%	11/15/49	1,750,000	1,862,588
U.S. Treasury Bonds (b)	2.000%	02/15/50	4,500,000	4,420,898
U.S. Treasury Bonds	1.250%	05/15/50	11,250,000	9,203,467
Total Treasury (Cost $89,458,676)				$86,566,430

Registered Investment Companies - 5.1%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund, Premier Class, 0.04% (f)	496,243	$496,342
State Street Navigator Securities Lending Portfolio I, 0.09% (f)(g)	21,973,583	21,973,583
Total Registered Investment Companies (Cost $22,469,924)		$22,469,925

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Total Investment Securities - 104.8% (Cost $460,524,965)	$460,143,438

Liabilities in Excess of Other Assets - (4.8)%	(21,301,488)

Net Assets - 100.0%	$438,841,950

(a)	Variable rate security. The rate shown is the effective interest rate as of September 30, 2021. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, pre repayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2021 was $31,781,959.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of September 30, 2021 was $172,036,498, representing 39.2% of net assets.
(d)	Percentage rounds to less than 0.1%
(e)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of September 30, 2021 was $1,589,992, representing 0.4% of net assets.
(f)	The rate shown is the 7-day effective yield as of September 30, 2021.
(g)	This security was purchased with cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $10,627,375.

BV -	Besloten Vennootschap
IO -	Interest Only
LIBOR -	London Interbank Offered Rate
NA -	National Association
NV -	Naamloze Vennootschap
plc -	Public Limited Company
PO -	Principal Only
REIT -	Real Estate Investment Trust
SA -	Societe Anonyme
SOFR -	Secured Overnight Financing Rate
UA -	Uitgesloten Aansprakelijkheid